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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-04041
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                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


GEI U.S. EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                     NUMBER OF SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.2%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.9%
Bed Bath & Beyond, Inc.                                                     25,010                          $    737,795 (a)
Cablevision Systems Corp.                                                    6,865                               147,117 (a)
Carnival Corp.                                                              11,364                               460,015
Comcast Corp. (Class A)                                                     58,470                             1,109,176 (h)
Darden Restaurants, Inc.                                                     1,259                                40,980
Kohl's Corp.                                                                 2,951                               126,568 (a)
Liberty Global, Inc. (Series C)                                              5,826                               189,228 (a)
Liberty Media Entertainment Corp. (Series A)                                12,311                               278,721 (a)
Lowe's Companies, Inc.                                                      17,049                               391,104
News Corp. (Class A)                                                        12,585                               235,969
Omnicom Group, Inc.                                                         24,841                             1,097,475
Staples, Inc.                                                                7,548                               166,886
The Cheesecake Factory                                                       3,025                                65,915 (a)
The Walt Disney Co.                                                          4,062                               127,466
Time Warner, Inc.                                                           33,466                               469,193
Viacom Inc. (Class B)                                                        4,233                               167,711 (a)
                                                                                                               5,811,319

CONSUMER STAPLES - 10.9%
Alberto-Culver Co.                                                           8,345                               228,736
Clorox Co.                                                                   4,863                               275,440
Colgate-Palmolive Co.                                                        8,721                               679,453
Diageo PLC ADR                                                               1,515                               123,200
General Mills, Inc.                                                         11,115                               665,566
Kimberly-Clark Corp.                                                        13,218                               853,222
McCormick & Company, Inc.                                                   10,609                               392,215
Nestle S.A. ADR                                                              2,035                               254,375
PepsiCo, Inc.                                                               23,397                             1,689,263 (h)
Procter & Gamble Co.                                                         9,609                               673,303 (h)
Sara Lee Corp.                                                               9,153                               127,959
The Coca-Cola Co.                                                            1,487                                90,514
The Estee Lauder Companies Inc. (Class A)                                    6,750                               309,488
Wal-Mart Stores, Inc.                                                       14,166                               746,265
                                                                                                               7,108,999

ENERGY - 10.7%
Apache Corp.                                                                 2,860                               345,545
Devon Energy Corp.                                                           4,472                               466,564
Exxon Mobil Corp.                                                           17,353                             1,467,717 (h)
Halliburton Co.                                                              8,524                               335,249
Hess Corp.                                                                   7,646                               674,224
Marathon Oil Corp.                                                          10,694                               487,646
Nabors Industries Ltd.                                                       3,432                               115,899 (a)
National Oilwell Varco, Inc.                                                   858                                50,090 (a)
Schlumberger Ltd.                                                           13,299                             1,157,013
Suncor Energy, Inc.                                                          5,224                               503,332
Transocean, Inc.                                                            10,408                             1,407,162
                                                                                                               7,010,441

FINANCIALS - 12.4%
ACE Ltd.                                                                     6,096                               335,646
Allstate Corp.                                                               4,796                               230,496
American Express Co.                                                         4,863                               212,610
American International Group, Inc.                                          21,353                               923,517 (h)
Ameriprise Financial, Inc.                                                   3,871                               200,711
AON Corp.                                                                    6,235                               250,647
Bank of America Corp.                                                        4,576                               173,476
Bank of New York Mellon Corp.                                                8,581                               358,085
Berkshire Hathaway, Inc. (Class B)                                              11                                49,202 (a)
BlackRock, Inc.                                                                572                               116,791
CB Richard Ellis Group, Inc. (Class A)                                      13,924                               301,315 (a)
Chubb Corp.                                                                  5,892                               291,536
Citigroup, Inc.                                                             26,456                               566,688
Federal Home Loan Mortgage Corp.                                             7,437                               188,305
Federal National Mortgage Assoc.                                            11,967                               314,971
Goldman Sachs Group, Inc.                                                    2,692                               445,230
HCC Insurance Holdings, Inc.                                                 3,910                                88,718
JP Morgan Chase & Co.                                                       13,564                               582,574
Marsh & McLennan Companies, Inc.                                             4,004                                97,497
Metlife, Inc.                                                               12,999                               783,320
State Street Corp.                                                          12,459                               984,261 (e)
SunTrust Banks, Inc.                                                         5,434                               299,631
US Bancorp.                                                                  6,464                               209,175
Wachovia Corp.                                                               2,869                                77,463
                                                                                                               8,081,865

HEALTHCARE - 12.7%
Abbott Laboratories                                                         12,605                               695,166 (h)
Aetna, Inc.                                                                 10,566                               444,723
Amgen, Inc.                                                                 31,163                             1,301,990 (a)
Baxter International, Inc.                                                   6,686                               386,585
Boston Scientific Corp.                                                     27,898                               359,047 (a)
Bristol-Myers Squibb Co.                                                     9,725                               207,143
Covidien Ltd.                                                                8,380                               370,815
DaVita, Inc.                                                                 4,118                               196,676 (a)
Genentech Inc.                                                               8,510                               690,842 (a)
Gilead Sciences, Inc.                                                        7,370                               379,776 (a)
GlaxoSmithKline PLC ADR                                                      1,120                                47,522
Hologic, Inc.                                                                2,288                               127,213 (a)
Johnson & Johnson                                                            2,746                               178,133
McKesson Corp.                                                               4,577                               239,698
Medtronic, Inc.                                                             10,532                               509,433
Merck & Company, Inc.                                                        9,046                               343,296
Resmed, Inc.                                                                 7,193                               303,401 (a)
Thermo Fisher Scientific, Inc.                                               1,751                                99,527 (a)
UnitedHealth Group, Inc.                                                    23,205                               797,324
Wyeth                                                                       14,230                               594,245
                                                                                                               8,272,555

INDUSTRIALS - 7.3%
ABB Ltd. ADR                                                                 7,573                               203,865
CAE, Inc.                                                                   31,978                               362,462
Cooper Industries Ltd.                                                       5,721                               229,698
Deere & Co.                                                                  2,116                               170,211
Dover Corp.                                                                  8,187                               342,053 (h)
Eaton Corp.                                                                  2,345                               186,826
Emerson Electric Co.                                                         5,664                               291,469
General Dynamics Corp.                                                       6,784                               565,582
Hexcel Corp.                                                                 7,712                               147,376 (a)
ITT Corp.                                                                    3,776                               195,635
Koninklijke Philips Electronics N.V.                                         2,320                                88,949
Monster Worldwide, Inc.                                                      7,739                               187,361 (a)
Rockwell Collins, Inc.                                                         757                                43,263
Siemens AG ADR                                                                 597                                65,037
Suntech Power Holdings Company Ltd. ADR                                      1,799                                72,967 (a)
Textron, Inc.                                                               17,024                               943,470
3M Co.                                                                       1,888                               149,435
United Technologies Corp.                                                    7,508                               516,701
                                                                                                               4,762,360

INFORMATION TECHNOLOGY - 23.1%
Affiliated Computer Services, Inc. (Class A)                                 3,375                               169,121 (a)
Analog Devices, Inc.                                                         7,809                               230,522
Apple Computer, Inc.                                                           774                               111,069 (a)
Automatic Data Processing, Inc.                                              7,167                               303,809
Cisco Systems, Inc.                                                         77,460                             1,866,011 (a)
Corning Incorporated                                                        14,197                               341,296
Dell, Inc.                                                                   2,130                                42,430 (a)
Fidelity National Information Services, Inc.                                 8,027                               306,150
Google, Inc. (Class A)                                                         400                               176,188 (a)
Hewlett-Packard Co.                                                         14,946                               682,434
Intel Corp.                                                                 63,061                             1,335,632 (h)
International Business Machines Corp.                                        5,629                               648,123
Intuit Inc.                                                                 18,567                               501,495 (a)
Iron Mountain Incorporated                                                   6,865                               181,511 (a)
Lam Research Corp.                                                           2,918                               111,526 (a)
Maxim Integrated Products, Inc.                                              8,803                               179,493
Microchip Technology Inc.                                                    4,793                               156,875
Microsoft Corp.                                                             62,884                             1,784,648 (h)
Molex, Inc. (Class A)                                                       12,490                               273,031
National Semiconductor Corp.                                                 8,708                               159,531
Oracle Corp.                                                                61,846                             1,209,708 (a)
Paychex, Inc.                                                               18,932                               648,610
QUALCOMM, Inc.                                                              30,862                             1,265,342
Research In Motion Ltd.                                                      4,101                               460,255 (a)
Salesforce.com, Inc.                                                         1,080                                62,500 (a)
Taiwan Semiconductor Manufacturing Company                                  18,307                               188,010
Ltd. ADR
Texas Instruments Incorporated                                              10,011                               283,011
Western Union Co.                                                           44,656                               949,833
Yahoo! Inc.                                                                 15,517                               448,907 (a)
                                                                                                              15,077,071

MATERIALS - 3.9%
Alcoa, Inc.                                                                  5,091                               183,581
Allegheny Technologies Incorporated                                          8,349                               595,785
Barrick Gold Corp.                                                          10,453                               454,183
Freeport-McMoRan Copper & Gold, Inc.                                         2,987                               287,409
Monsanto Co.                                                                 5,904                               658,296
Praxair, Inc.                                                                2,780                               234,159
Vulcan Materials Co.                                                         1,831                               121,578
                                                                                                               2,534,991

TELECOMMUNICATION SERVICES - 2.0%
AT&T, Inc.                                                                   3,604                               138,033
NII Holdings Inc. (Class B)                                                 17,610                               559,646 (a)
Verizon Communications, Inc.                                                14,704                               535,961 (h)
Vodafone Group, PLC ADR                                                      3,432                               101,278
                                                                                                               1,334,918

UTILITIES - 2.3%
American Electric Power Company, Inc.                                        3,032                               126,222
Constellation Energy Group, Inc.                                             1,259                               111,132
Dominion Resources, Inc.                                                    14,960                               610,966
Edison International                                                         4,004                               196,276
Entergy Corp.                                                                1,602                               174,746
FPL Group, Inc.                                                              3,098                               194,369
PG&E Corp.                                                                   3,009                               110,791
                                                                                                               1,524,502

TOTAL COMMON STOCK                                                                                            61,519,021
(COST $62,149,309)

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.1%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                           16,169                               402,123 (n)
Industrial Select Sector SPDR Fund                                          43,581                             1,629,929 (n)

TOTAL EXCHANGE TRADED FUNDS                                                                                    2,032,052
(COST $1,732,133)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                               16,489 (l)
(COST $21,140)

TOTAL INVESTMENTS IN SECURITIES                                                                               63,567,562
(COST $63,902,582)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.08%                                                                                                             77,094 (d,o)
(COST $77,094)

TOTAL INVESTMENTS                                                                                             63,644,656
(COST $63,979,676)

OTHER ASSETS AND LIABILITIES, NET - 2.6%                                                                       1,693,044

                                                                                                             -----------
NET ASSETS - 100.0%                                                                                          $65,337,700
                                                                                                             ===========


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI U.S. Equity Fund had the following long futures contracts open at March 31, 2008 (unaudited):

                                                                                      CURRENT
                                                                     NUMBER OF        NOTIONAL           UNREALIZED
DESCRIPTION                                     EXPIRATION DATE      CONTRACTS         VALUE            DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                             June 2008             3             $993,000            $(2,620)



* LESS THAN 0.01%


GEI S&P 500 INDEX

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                           NUMBER OF SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.1%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.5%
Abercrombie & Fitch Co. (Class A)                                                2,800                   $     204,792
Amazon.Com, Inc.                                                                10,100                         720,130 (a)
Apollo Group, Inc. (Class A)                                                     4,400                         190,080 (a)
Autonation, Inc.                                                                 4,772                          71,437 (a)
Autozone, Inc.                                                                   1,444                         164,370 (a)
Bed Bath & Beyond, Inc.                                                          8,600                         253,700 (a)
Best Buy Company, Inc.                                                          11,500                         476,790
Big Lots, Inc.                                                                   2,500                          55,750 (a)
Black & Decker Corp.                                                             2,007                         132,663
Brunswick Corp.                                                                  3,368                          53,787
Carnival Corp.                                                                  14,400                         582,912
CBS Corp.                                                                       22,409                         494,791
Centex Corp.                                                                     4,120                          99,745
Clear Channel Communications, Inc.                                              16,600                         485,052
Coach, Inc.                                                                     12,000                         361,800 (a)
Comcast Corp. (Class A)                                                         99,458                       1,923,518
D.R. Horton, Inc.                                                                9,700                         152,775
Darden Restaurants, Inc.                                                         4,429                         144,164
Dillard's, Inc. (Class A)                                                        2,295                          39,497
DIRECTV Group, Inc.                                                             23,400                         580,086 (a)
Eastman Kodak Co.                                                                9,175                         162,122
Expedia, Inc.                                                                    7,100                         155,419 (a)
Family Dollar Stores, Inc.                                                       5,000                          97,500
Ford Motor Co.                                                                  70,699                         404,398 (a)
Fortune Brands, Inc.                                                             5,141                         357,300
GameStop Corp. (Class A)                                                         5,400                         279,234 (a)
Gannett Company, Inc.                                                            7,408                         215,202
General Motors Corp.                                                            18,547                         353,320
Genuine Parts Co.                                                                5,596                         225,071
Goodyear Tire & Rubber Co.                                                       7,319                         188,830 (a)
H&R Block, Inc.                                                                 10,408                         216,070
Harley-Davidson, Inc.                                                            8,000                         300,000
Harman International Industries Inc.                                             1,900                          82,726
Hasbro, Inc.                                                                     4,696                         131,018
Home Depot, Inc.                                                                55,118                       1,541,650
IAC/InterActiveCorp.                                                             6,300                         130,788 (a)
International Game Technology                                                   10,600                         426,226
Interpublic Group of Companies, Inc.                                            14,530                         122,197 (a)
J.C. Penney Company, Inc.                                                        7,187                         271,022
Johnson Controls, Inc.                                                          19,246                         650,515
Jones Apparel Group, Inc.                                                        2,400                          32,208
KB Home                                                                          2,860                          70,728
Kohl's Corp.                                                                    10,400                         446,056 (a)
Leggett & Platt, Incorporated                                                    5,100                          77,775
Lennar Corp. (Class A)                                                           4,800                          90,288
Limited Brands, Inc.                                                            10,688                         182,765
Liz Claiborne Inc.                                                               3,830                          69,515
Lowe's Companies, Inc.                                                          48,056                       1,102,405
Macy's, Inc.                                                                    14,030                         323,532
Marriott International Inc. (Class A)                                           10,244                         351,984
Mattel, Inc.                                                                    12,251                         243,795
McDonald's Corp.                                                                38,090                       2,124,279
McGraw-Hill Companies Inc.                                                      10,621                         392,446
Meredith Corp.                                                                   1,298                          49,649
New York Times Co. (Class A)                                                     5,188                          97,949
Newell Rubbermaid, Inc.                                                          9,556                         218,546
News Corp. (Class A)                                                            75,500                       1,415,625
Nike Inc. (Class B)                                                             12,708                         864,144
Nordstrom, Inc.                                                                  6,292                         205,119
Office Depot, Inc.                                                               8,400                          92,820 (a)
OfficeMax, Inc.                                                                  2,623                          50,204
Omnicom Group, Inc.                                                             10,800                         477,144
Polo Ralph Lauren Corp. (Class A)                                                2,100                         122,409
Pulte Homes, Inc.                                                                7,388                         107,495
RadioShack Corp.                                                                 4,656                          75,660
Sears Holdings Corp.                                                             2,419                         246,956 (a)
Snap-On Incorporated                                                             2,009                         102,158
Staples, Inc.                                                                   23,350                         516,269
Starbucks Corp.                                                                 23,798                         416,465 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                        6,700                         346,725
Target Corp.                                                                    27,449                       1,391,115
The E.W. Scripps Co. (Class A)                                                   2,900                         121,829
The Gap, Inc.                                                                   15,679                         308,563
The Sherwin-Williams Co.                                                         3,563                         181,855
The Stanley Works                                                                2,826                         134,574
The Walt Disney Co.                                                             62,479                       1,960,591
Tiffany & Co.                                                                    4,000                         167,360
Time Warner, Inc.                                                              119,114                       1,669,978 (h)
TJX Companies, Inc.                                                             14,480                         478,854
VF Corp.                                                                         2,802                         217,183
Viacom Inc. (Class B)                                                           21,413                         848,383 (a)
Washington Post Co. (Class B)                                                      190                         125,685
Wendy's International, Inc.                                                      2,731                          62,977
Whirlpool Corp.                                                                  2,443                         212,004
Wyndham Worldwide Corp.                                                          5,949                         123,025
Yum! Brands, Inc.                                                               15,729                         585,276
                                                                                                            33,000,812

CONSUMER STAPLES - 10.8%
Altria Group, Inc.                                                              69,679                       1,546,874
Anheuser-Busch Companies, Inc.                                                  24,042                       1,140,793 (h)
Archer-Daniels-Midland Co.                                                      21,086                         867,900
Avon Products, Inc.                                                             14,228                         562,575
Brown-Forman Corp. (Class B)                                                     2,758                         182,635
Campbell Soup Co.                                                                7,176                         243,625
Clorox Co.                                                                       4,684                         265,302
Coca-Cola Enterprises, Inc.                                                      9,100                         220,220
Colgate-Palmolive Co.                                                           16,672                       1,298,915
ConAgra Foods, Inc.                                                             15,868                         380,039
Constellation Brands, Inc. (Class A)                                             6,800                         120,156 (a)
Costco Wholesale Corp.                                                          14,266                         926,862
CVS Caremark Corp.                                                              47,327                       1,917,217
Dean Foods Co.                                                                   4,700                          94,423
General Mills, Inc.                                                             11,222                         671,973
HJ Heinz Co.                                                                    10,397                         488,347
Kellogg Co.                                                                      8,690                         456,746
Kimberly-Clark Corp.                                                            14,036                         906,024
Kraft Foods, Inc. (Class A)                                                     50,529                       1,566,904
McCormick & Company, Inc.                                                        4,300                         158,971
Molson Coors Brewing Co. (Class B)                                               4,398                         231,203
Pepsi Bottling Group, Inc.                                                       4,700                         159,377
PepsiCo, Inc.                                                                   52,674                       3,803,063
Philip Morris International Inc.                                                69,679                       3,524,364 (a)
Procter & Gamble Co.                                                           101,749                       7,129,552
Reynolds American, Inc.                                                          5,700                         336,471
Safeway Inc.                                                                    14,300                         419,705
Sara Lee Corp.                                                                  24,557                         343,307
Supervalu Inc.                                                                   7,313                         219,244
SYSCO Corp.                                                                     20,244                         587,481
The Coca-Cola Co.                                                               66,051                       4,020,524 (h)
The Estee Lauder Companies Inc. (Class A)                                        3,600                         165,060
The Hershey Co.                                                                  5,284                         199,048
The Kroger Co.                                                                  22,366                         568,096
Tyson Foods, Inc. (Class A)                                                      8,900                         141,955
UST Inc.                                                                         5,079                         276,907
Walgreen Co.                                                                    32,600                       1,241,734
Wal-Mart Stores, Inc.                                                           77,687                       4,092,551
Whole Foods Market, Inc.                                                         4,400                         145,068
WM Wrigley Jr. Co.                                                               7,285                         457,789
                                                                                                            42,079,000

ENERGY - 13.0%
Anadarko Petroleum Corp.                                                        15,256                         961,586
Apache Corp.                                                                    10,848                       1,310,655
Baker Hughes Incorporated                                                       10,450                         715,825
BJ Services Co.                                                                  9,700                         276,547
Cameron International Corp.                                                      7,300                         303,972 (a)
Chesapeake Energy Corp.                                                         15,000                         692,250
Chevron Corp.                                                                   68,558                       5,852,111
ConocoPhillips                                                                  51,597                       3,932,207
Consol Energy, Inc.                                                              6,000                         415,140
Devon Energy Corp.                                                              14,592                       1,522,383
El Paso Corp.                                                                   22,882                         380,756
ENSCO International Inc.                                                         4,700                         294,314
EOG Resources, Inc.                                                              8,100                         972,000
Exxon Mobil Corp.                                                              176,675                      14,943,172 (h)
Halliburton Co.                                                                 29,091                       1,144,149
Hess Corp.                                                                       9,170                         808,611 (h)
Marathon Oil Corp.                                                              23,442                       1,068,955
Murphy Oil Corp.                                                                 6,100                         501,054
Nabors Industries Ltd.                                                           9,300                         314,061 (a)
National Oilwell Varco, Inc.                                                    11,800                         688,884 (a)
Noble Corp.                                                                      8,700                         432,129
Noble Energy, Inc.                                                               5,600                         407,680
Occidental Petroleum Corp.                                                      27,220                       1,991,687
Peabody Energy Corp.                                                             8,700                         443,700
Range Resources Corp.                                                            5,000                         317,250
Rowan Companies, Inc.                                                            3,877                         159,655
Schlumberger Ltd.                                                               39,560                       3,441,720
Smith International, Inc.                                                        6,500                         417,495
Spectra Energy Corp.                                                            20,677                         470,402
Sunoco, Inc.                                                                     3,976                         208,621
Tesoro Corp.                                                                     4,800                         144,000
Transocean, Inc.                                                                10,410                       1,407,432
Valero Energy Corp.                                                             18,000                         883,980
Weatherford International Ltd.                                                  11,000                         797,170 (a)
Williams Companies, Inc.                                                        19,386                         639,350
XTO Energy, Inc.                                                                16,841                       1,041,784
                                                                                                            50,302,687

FINANCIALS - 16.5%
ACE Ltd.                                                                        10,900                         600,154
AFLAC Incorporated                                                              16,000                       1,039,200
Allstate Corp.                                                                  18,578                         892,859 (h)
AMBAC Financial Group, Inc.                                                      6,900                          39,675
American Capital Strategies Ltd.                                                 6,200                         211,792
American Express Co.                                                            38,396                       1,678,673 (h)
American International Group, Inc.                                              83,417                       3,607,785 (h)
Ameriprise Financial, Inc.                                                       7,704                         399,452
AON Corp.                                                                        9,636                         387,367
Apartment Investment & Management Co. (Class A) (REIT)                           2,920                         104,565
Assurant, Inc.                                                                   3,200                         194,752
AvalonBay Communities, Inc. (REIT)                                               2,500                         241,300
Bank of America Corp.                                                          146,693                       5,561,132
Bank of New York Mellon Corp.                                                   37,403                       1,560,827
BB&T Corp.                                                                      18,000                         577,080
Boston Properties, Inc. (REIT)                                                   3,900                         359,073
Capital One Financial Corp.                                                     12,725                         626,325
CB Richard Ellis Group, Inc. (Class A)                                           6,500                         140,660 (a)
Charles Schwab Corp.                                                            31,211                         587,703
Chubb Corp.                                                                     12,794                         633,047
Cincinnati Financial Corp.                                                       5,592                         212,720
CIT Group, Inc.                                                                  6,600                          78,210
Citigroup, Inc.                                                                172,005                       3,684,347 (h)
CME Group Inc.                                                                   1,821                         854,231
Comerica Incorporated                                                            5,156                         180,872
Countrywide Financial Corp.                                                     19,698                         108,339
Developers Diversified Realty Corp. (REIT)                                       3,900                         163,332
Discover Financial Services                                                     15,298                         250,428
E*Trade Financial Corp.                                                         15,100                          58,286 (a)
Equity Residential (REIT)                                                        8,800                         365,112
Federal Home Loan Mortgage Corp.                                                21,765                         551,090
Federal National Mortgage Assoc.                                                32,276                         849,504
Federated Investors Inc. (Class B)                                               3,100                         121,396
Fifth Third Bancorp                                                             17,516                         366,435
First Horizon National Corp.                                                     4,400                          61,644
Franklin Resources, Inc.                                                         5,400                         523,746
General Growth Properties, Inc. (REIT)                                           7,900                         301,543
Genworth Financial, Inc. (Class A)                                              14,100                         319,224
Goldman Sachs Group, Inc.                                                       13,041                       2,156,851
Hartford Financial Services Group, Inc.                                         10,204                         773,157
HCP, Inc. (REIT)                                                                 7,500                         253,575
Host Hotels & Resorts Inc. (REIT)                                               16,700                         265,864
Hudson City Bancorp, Inc.                                                       16,600                         293,488
Huntington Bancshares Incorporated                                              11,434                         122,916
IntercontinentalExchange, Inc.                                                   2,300                         300,150 (a)
Janus Capital Group, Inc.                                                        5,100                         118,677
JP Morgan Chase & Co.                                                          112,152                       4,816,928 (h)
Keycorp                                                                         12,628                         277,185
Kimco Realty Corp. (REIT)                                                        8,500                         332,945
Legg Mason, Inc.                                                                 4,300                         240,714
Lehman Brothers Holdings, Inc.                                                  17,600                         662,464
Leucadia National Corp.                                                          5,500                         248,710
Lincoln National Corp.                                                           8,842                         459,784
Loews Corp.                                                                     14,496                         583,029
M&T Bank Corp.                                                                   2,400                         193,152
Marsh & McLennan Companies, Inc.                                                16,969                         413,195
Marshall & Ilsley Corp.                                                          8,298                         192,514
MBIA Inc.                                                                        4,535                          55,418
Merrill Lynch & Company, Inc.                                                   32,134                       1,309,139
Metlife, Inc.                                                                   23,400                       1,410,084
MGIC Investment Corp.                                                            2,959                          31,158
Moody's Corp.                                                                    6,884                         239,770
Morgan Stanley                                                                  36,496                       1,667,867
National City Corp.                                                             21,291                         211,845
Northern Trust Corp.                                                             6,200                         412,114
NYSE Euronext                                                                    8,700                         536,877
Plum Creek Timber Company, Inc. (REIT)                                           5,700                         231,990
PNC Financial Services Group, Inc.                                              11,608                         761,137
Principal Financial Group, Inc.                                                  8,700                         484,764
Prologis (REIT)                                                                  8,400                         494,424
Prudential Financial, Inc.                                                      15,000                       1,173,750
Public Storage (REIT)                                                            4,000                         354,480
Regions Financial Corp.                                                         23,068                         455,593
Safeco Corp.                                                                     3,081                         135,194
Simon Property Group, Inc. (REIT)                                                7,400                         687,534
SLM Corp.                                                                       14,200                         217,970
Sovereign Bancorp, Inc.                                                         11,350                         105,782
State Street Corp.                                                              12,600                         995,400 (e)
SunTrust Banks, Inc.                                                            11,429                         630,195
T Rowe Price Group, Inc.                                                         8,700                         435,000
The Bear Stearns Companies Inc.                                                  3,669                          38,488
The Progressive Corp.                                                           22,473                         361,141
Torchmark Corp.                                                                  3,072                         184,658
Toronto-Dominion Bank                                                            2,609                         160,090
Travelers Companies, Inc.                                                       20,499                         980,877
Unum Group                                                                      11,989                         263,878
US Bancorp.                                                                     56,699                       1,834,780
Vornado Realty Trust (REIT)                                                      4,400                         379,324
Wachovia Corp.                                                                  64,488                       1,741,176
Washington Mutual, Inc.                                                         28,481                         293,354
Wells Fargo & Co.                                                              108,936                       3,170,038
XL Capital Ltd.                                                                  5,700                         168,435
Zions Bancorporation                                                             3,700                         168,535
                                                                                                            63,981,437

HEALTHCARE - 11.5%
Abbott Laboratories                                                             50,796                       2,801,399 (h)
Aetna, Inc.                                                                     16,408                         690,613
Allergan, Inc.                                                                  10,204                         575,404
AmerisourceBergen Corp.                                                          5,542                         227,111
Amgen, Inc.                                                                     35,648                       1,489,373 (a,h)
Applera Corp - Applied Biosystems Group                                          5,603                         184,115
Barr Pharmaceuticals, Inc.                                                       3,500                         169,085 (a)
Baxter International, Inc.                                                      20,948                       1,211,213
Becton Dickinson & Co.                                                           7,970                         684,225
Biogen Idec, Inc.                                                                9,800                         604,562 (a)
Boston Scientific Corp.                                                         44,260                         569,626 (a)
Bristol-Myers Squibb Co.                                                        65,108                       1,386,800 (h)
C.R. Bard, Inc.                                                                  3,302                         318,313
Cardinal Health, Inc.                                                           11,901                         624,921
Celgene Corp.                                                                   14,400                         882,576 (a)
Cigna Corp.                                                                      9,289                         376,855
Coventry Healthcare, Inc.                                                        5,100                         205,785 (a)
Covidien Ltd.                                                                   16,259                         719,461
Eli Lilly & Co.                                                                 32,216                       1,662,023
Express Scripts, Inc.                                                            8,400                         540,288 (a)
Forest Laboratories, Inc.                                                       10,300                         412,103 (a)
Genzyme Corp.                                                                    8,700                         648,498 (a)
Gilead Sciences, Inc.                                                           30,600                       1,576,818 (a)
Hospira, Inc.                                                                    5,039                         215,518 (a)
Humana Inc.                                                                      5,627                         252,427 (a)
IMS Health Inc.                                                                  6,057                         127,258
Johnson & Johnson                                                               93,727                       6,080,070
King Pharmaceuticals, Inc.                                                       8,833                          76,847 (a)
Laboratory Corporation of America Holdings                                       3,700                         272,616 (a)
McKesson Corp.                                                                   9,402                         492,383
Medco Health Solutions, Inc.                                                    17,566                         769,215 (a)
Medtronic, Inc.                                                                 37,132                       1,796,075
Merck & Company, Inc.                                                           71,650                       2,719,118
Millipore Corp.                                                                  1,945                         131,112 (a)
Mylan, Inc.                                                                      8,800                         102,080
Patterson Companies, Inc.                                                        4,900                         177,870 (a)
PerkinElmer, Inc.                                                                3,610                          87,543
Pfizer, Inc.                                                                   223,721                       4,682,481
Quest Diagnostics Incorporated,                                                  5,100                         230,877
Schering-Plough Corp.                                                           53,402                         769,523 (h)
St. Jude Medical, Inc.                                                          11,492                         496,339 (a)
Stryker Corp.                                                                    7,852                         510,773
Tenet Healthcare Corp.                                                          16,695                          94,494 (a)
Thermo Fisher Scientific, Inc.                                                  13,928                         791,667 (a)
UnitedHealth Group, Inc.                                                        41,376                       1,421,679
Varian Medical Systems, Inc.                                                     4,100                         192,044 (a)
Waters Corp.                                                                     3,300                         183,810 (a)
Watson Pharmaceuticals, Inc.                                                     3,600                         105,552 (a)
WellPoint, Inc.                                                                 17,800                         785,514 (a)
Wyeth                                                                           43,954                       1,835,519 (h)
Zimmer Holdings, Inc.                                                            7,600                         591,736 (a)
                                                                                                            44,553,307

INDUSTRIALS - 12.0%
Allied Waste Industries, Inc.                                                    9,000                          97,290 (a)
Avery Dennison Corp.                                                             3,655                         180,009
Boeing Co.                                                                      25,482                       1,895,096 (h)
Burlington Northern Santa Fe Corp.                                               9,874                         910,580
Caterpillar, Inc.                                                               20,932                       1,638,766
CH Robinson Worldwide, Inc.                                                      5,700                         310,080
Cintas Corp.                                                                     4,800                         136,992
Cooper Industries Ltd.                                                           6,042                         242,586
CSX Corp.                                                                       13,839                         775,953
Cummins, Inc.                                                                    6,756                         316,316
Danaher Corp.                                                                    8,400                         638,652
Deere & Co.                                                                     14,440                       1,161,554
Dover Corp.                                                                      6,558                         273,993
Eaton Corp.                                                                      4,700                         374,449
Emerson Electric Co.                                                            25,848                       1,330,138
Equifax, Inc.                                                                    4,300                         148,264
Expeditors International Washington, Inc.                                        6,900                         311,742
FedEx Corp.                                                                     10,260                         950,794
Fluor Corp.                                                                      2,852                         402,588
General Dynamics Corp.                                                          13,164                       1,097,483
General Electric Co.                                                           329,826                      12,206,860 (m)
Goodrich Corp.                                                                   4,101                         235,848
Honeywell International Inc.                                                    24,343                       1,373,432
Illinois Tool Works Inc.                                                        13,617                         656,748
Ingersoll-Rand Company Ltd. (Class A)                                            8,796                         392,126
ITT Corp.                                                                        5,926                         307,026
Jacobs Engineering Group, Inc.                                                   4,100                         301,719 (a)
L-3 Communications Holdings, Inc.                                                4,200                         459,228
Lockheed Martin Corp.                                                           11,452                       1,137,184
Masco Corp.                                                                     12,490                         247,677
Monster Worldwide, Inc.                                                          4,400                         106,524 (a)
Norfolk Southern Corp.                                                          12,718                         690,842
Northrop Grumman Corp.                                                          11,022                         857,622
PACCAR, Inc.                                                                    12,022                         540,990
Pall Corp.                                                                       4,278                         150,029
Parker Hannifin Corp.                                                            5,572                         385,972
Pitney Bowes, Inc.                                                               7,132                         249,763
Precision Castparts Corp.                                                        4,500                         459,360
Raytheon Co.                                                                    14,169                         915,459
Robert Half International, Inc.                                                  5,000                         128,700
Rockwell Automation, Inc.                                                        4,768                         273,779
Rockwell Collins, Inc.                                                           5,268                         301,066
RR Donnelley & Sons Co.                                                          7,199                         218,202
Ryder System, Inc.                                                               1,731                         105,435
Southwest Airlines Co.                                                          23,749                         294,488
Terex Corp.                                                                      3,300                         206,250 (a)
Textron, Inc.                                                                    8,336                         461,981
The Manitowoc Company, Inc.                                                      4,300                         175,440
3M Co.                                                                          23,480                       1,858,442
Trane, Inc.                                                                      5,500                         252,450
Tyco International Ltd.                                                         16,059                         707,399
Union Pacific Corp.                                                              8,654                       1,085,038
United Parcel Service Inc. (Class B)                                            34,400                       2,511,888
United Technologies Corp.                                                       32,472                       2,234,723
W.W. Grainger, Inc.                                                              2,182                         166,683
Waste Management, Inc.                                                          16,503                         553,841
                                                                                                            46,403,539

INFORMATION TECHNOLOGY - 15.4%
Adobe Systems Incorporated                                                      18,684                         664,964 (a,h)
Advanced Micro Devices, Inc.                                                    19,574                         115,291 (a,h)
Affiliated Computer Services, Inc. (Class A)                                     3,500                         175,385 (a)
Agilent Technologies, Inc.                                                      12,485                         372,428 (a)
Akamai Technologies, Inc.                                                        5,200                         146,432 (a)
Altera Corp.                                                                    11,000                         202,730
Analog Devices, Inc.                                                             9,800                         289,296
Apple Computer, Inc.                                                            29,035                       4,166,523 (a)
Applied Materials, Inc.                                                         45,700                         891,607 (h)
Autodesk, Inc.                                                                   7,348                         231,315 (a)
Automatic Data Processing, Inc.                                                 17,393                         737,289
BMC Software, Inc.                                                               6,700                         217,884 (a)
Broadcom Corp. (Class A)                                                        15,850                         305,430 (a)
CA, Inc.                                                                        13,200                         297,000
Ciena Corp.                                                                      2,742                          84,536 (a)
Cisco Systems, Inc.                                                            196,942                       4,744,333 (a,h)
Citrix Systems, Inc.                                                             6,400                         187,712 (a)
Cognizant Technology Solutions Corp. (Class A)                                   9,500                         273,885 (a)
Computer Sciences Corp.                                                          5,182                         211,374 (a)
Compuware Corp.                                                                  8,800                          64,592 (a)
Convergys Corp.                                                                  5,000                          75,300 (a)
Corning Incorporated                                                            52,039                       1,251,018
Dell, Inc.                                                                      73,448                       1,463,084 (a,h)
eBay, Inc.                                                                      37,000                       1,104,080 (a)
Electronic Arts, Inc.                                                           10,200                         509,184 (a)
Electronic Data Systems Corp.                                                   16,400                         273,060
EMC Corp.                                                                       68,314                         979,623 (a)
Fidelity National Information Services, Inc.                                     5,800                         221,212
Fiserv, Inc.                                                                     5,350                         257,282 (a)
Google, Inc. (Class A)                                                           7,654                       3,371,357 (a)
Hewlett-Packard Co.                                                             81,447                       3,718,870
Intel Corp.                                                                    191,465                       4,055,229
International Business Machines Corp.                                           45,751                       5,267,770
Intuit Inc.                                                                     10,800                         291,708 (a)
Jabil Circuit, Inc.                                                              6,300                          59,598
JDS Uniphase Corp.                                                               7,250                          97,078 (a)
Juniper Networks, Inc.                                                          16,800                         420,000 (a)
Kla-Tencor Corp.                                                                 6,100                         226,310
Lexmark International Inc. (Class A)                                             3,300                         101,376 (a)
Linear Technology Corp.                                                          7,600                         233,244
LSI Corp.                                                                       25,292                         125,195 (a)
MEMC Electronic Materials, Inc.                                                  7,500                         531,750 (a)
Microchip Technology Inc.                                                        5,900                         193,107
Micron Technology, Inc.                                                         23,954                         143,005 (a)
Microsoft Corp.                                                                263,654                       7,482,501 (h)
Molex, Inc.                                                                      4,350                         100,746
Motorola, Inc.                                                                  75,250                         699,825
National Semiconductor Corp.                                                     7,366                         134,945
NetApp, Inc.                                                                    11,100                         222,555 (a)
Novell, Inc.                                                                    12,866                          80,927 (a)
Novellus Systems, Inc.                                                           3,600                          75,780 (a)
Nvidia Corp.                                                                    18,600                         368,094 (a)
Oracle Corp.                                                                   129,652                       2,535,993 (a)
Paychex, Inc.                                                                   11,025                         377,717
QLogic Corp.                                                                     4,100                          62,935 (a)
QUALCOMM, Inc.                                                                  53,800                       2,205,800
SanDisk Corp.                                                                    7,300                         164,761 (a)
Sun Microsystems, Inc.                                                          26,890                         417,602 (a)
Symantec Corp.                                                                  28,108                         467,155 (a)
Tellabs, Inc.                                                                   15,452                          84,213 (a)
Teradata Corp.                                                                   5,800                         127,948 (a)
Teradyne, Inc.                                                                   5,400                          67,068 (a)
Texas Instruments Incorporated                                                  43,851                       1,239,668
Total System Services, Inc.                                                      5,202                         123,079
Tyco Electronics Ltd.                                                           16,259                         558,009
Unisys Corp.                                                                    10,709                          47,441 (a)
VeriSign, Inc.                                                                   7,300                         242,652 (a)
Western Union Co.                                                               24,424                         519,498
Xerox Corp.                                                                     30,290                         453,441
Xilinx, Inc.                                                                     9,600                         228,000
Yahoo! Inc.                                                                     44,220                       1,279,285 (a)
                                                                                                            59,717,084

MATERIALS - 3.5%
Air Products & Chemicals, Inc.                                                   7,032                         646,944 (h)
Alcoa, Inc.                                                                     27,740                       1,000,304 (h)
Allegheny Technologies Incorporated                                              3,451                         246,263
Ashland, Inc.                                                                    2,007                          94,931
Ball Corp.                                                                       3,116                         143,149
Bemis Company Inc.                                                               3,662                          93,125
Domtar Corp.                                                                        11                              75 (a)
Dow Chemical Co.                                                                30,994                       1,142,129
E.I. du Pont de Nemours and Co.                                                 29,461                       1,377,596
Eastman Chemical Co.                                                             2,559                         159,810
Ecolab Inc.                                                                      5,852                         254,152
Freeport-McMoRan Copper & Gold, Inc.                                            12,555                       1,208,042
Hercules, Inc.                                                                   4,228                          77,330
International Flavors & Fragrances Inc.                                          2,747                         121,005
International Paper Co.                                                         14,075                         382,840
MeadWestvaco Corp.                                                               5,800                         157,876
Monsanto Co.                                                                    18,016                       2,008,784
Newmont Mining Corp.                                                            14,828                         671,708
Nucor Corp.                                                                      9,536                         645,969
Pactiv Corp.                                                                     4,248                         111,340 (a)
PPG Industries, Inc.                                                             5,537                         335,044
Praxair, Inc.                                                                   10,425                         878,098
Rohm & Haas Co.                                                                  4,214                         227,893
Sealed Air Corp.                                                                 5,714                         144,279
Sigma-Aldrich Corp.                                                              4,282                         255,421
Titanium Metals Corp.                                                            3,000                          45,150
United States Steel Corp.                                                        3,965                         503,040
Vulcan Materials Co.                                                             3,400                         225,760
Weyerhaeuser Co.                                                                 6,894                         448,386
                                                                                                            13,606,443

TELECOMMUNICATION SERVICES - 3.4%
American Tower Corp. (Class A)                                                  13,500                         529,335 (a)
AT&T, Inc.                                                                     198,715                       7,610,785
CenturyTel, Inc.                                                                 3,850                         127,974
Citizens Communications Co.                                                     10,300                         108,047
Embarq Corp.                                                                     4,870                         195,287
Qwest Communications International, Inc.                                        51,548                         233,512
Sprint Nextel Corp. (Series 1)                                                  94,100                         629,529
Verizon Communications, Inc.                                                    94,567                       3,446,967
Windstream Corp.                                                                14,943                         178,569
                                                                                                            13,060,005

UTILITIES - 3.5%
Allegheny Energy, Inc.                                                           5,300                         267,650
Ameren Corp.                                                                     6,842                         301,322
American Electric Power Company, Inc.                                           13,125                         546,394 (h)
Centerpoint Energy, Inc.                                                        10,618                         151,519
CMS Energy Corp.                                                                 7,900                         106,966
Consolidated Edison, Inc.                                                        8,707                         345,668
Constellation Energy Group, Inc.                                                 6,003                         529,885
Dominion Resources, Inc.                                                        19,100                         780,044
DTE Energy Co.                                                                   5,266                         204,795
Duke Energy Corp.                                                               41,454                         739,954
Dynegy, Inc. (Class A)                                                          17,100                         134,919 (a)
Edison International                                                            10,742                         526,573
Entergy Corp.                                                                    6,347                         692,331
Exelon Corp.                                                                    21,552                       1,751,531
FirstEnergy Corp.                                                                9,920                         680,710
FPL Group, Inc.                                                                 13,362                         838,332
Integrys Energy Group, Inc.                                                      2,631                         122,710
Nicor Inc.                                                                       1,543                          51,706
NiSource, Inc.                                                                   9,515                         164,039
Pepco Holdings, Inc.                                                             6,700                         165,624
PG&E Corp.                                                                      11,554                         425,418
Pinnacle West Capital Corp.                                                      3,500                         122,780
PPL Corp.                                                                       12,444                         571,428
Progress Energy, Inc.                                                            8,456                         352,615
Public Service Enterprise Group, Inc.                                           16,618                         667,877
Questar Corp.                                                                    5,800                         328,048
Sempra Energy                                                                    8,675                         462,204
Southern Co.                                                                    24,658                         878,071
TECO Energy, Inc.                                                                7,400                         118,030
The AES Corp.                                                                   21,600                         360,072 (a)
Xcel Energy, Inc.                                                               13,780                         274,911
                                                                                                            13,664,126

TOTAL COMMAN STOCK                                                                                         380,368,440
(COST $351,980,659)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                            147,484 (l)
(COST $189,082)

TOTAL INVESTMENTS IN SECURITIES                                                                            380,515,924
(COST $352,169,741)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.9%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.8%
GE Money Market Fund Institutional Class
2.08%                                                                                                        6,981,442 (d,o)
Money Market Obligation Trust
3.17%                                               12/31/30                       462                             462 (q)

                                                                      PRINCIPAL AMOUNT
-----------------------------------------------------------------------------------------

U.S. GOVERNMENT - 0.1%
U. S. Treasury Bill
1.30%                                               06/12/08               $   494,000                         492,716

TOTAL SHORT-TERM INVESTMENTS                                                                                 7,474,620
(COST $7,474,620)

TOTAL INVESTMENTS                                                                                          387,990,544
(COST $359,644,361)

OTHER ASSETS AND LIABILITIES, NET - 0.0%*                                                                      180,134

                                                                                                          ------------
NET ASSETS  - 100.0%                                                                                      $388,170,678
                                                                                                          ============

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI S&P 500 Fund Index had the following long futures contracts open at March 31, 2008 (unaudited):

                                                     EXPIRATION                                CURRENT           UNREALIZED
DESCRIPTION                                             DATE        NUMBER OF CONTRACTS     NOTIONAL VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index Futures                           June 2008              123              $8,142,600            $54,366



* LESS THAN 0.1%

GEI PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                     NUMBER OF SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.9%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 16.9%
Bed Bath & Beyond, Inc.                                                     77,921                       $    2,298,670 (a)
Carnival Corp.                                                              71,769                            2,905,209
Comcast Corp. (Class A)                                                    120,982                            2,295,029
Liberty Global, Inc. (Series C)                                             70,539                            2,291,107 (a)
Liberty Media Entertainment Corp. (Series A)                               123,033                            2,785,467 (a)
Lowe's Companies, Inc.                                                      66,643                            1,528,790
                                                                                                             14,104,272

CONSUMER STAPLES - 3.9%
PepsiCo, Inc.                                                               44,702                            3,227,484

ENERGY - 7.6%
Schlumberger Ltd.                                                           33,834                            2,943,558
Transocean, Inc.                                                            25,222                            3,410,014
                                                                                                              6,353,572

FINANCIALS - 11.3%
AFLAC Incorporated                                                          51,059                            3,316,282
CB Richard Ellis Group, Inc. (Class A)                                      92,274                            1,996,809 (a)
Goldman Sachs Group, Inc.                                                    5,741                              949,504
State Street Corp.                                                          39,985                            3,158,815 (e)
                                                                                                              9,421,410

HEALTHCARE - 12.9%
Amgen, Inc.                                                                 42,036                            1,756,264 (a)
Johnson & Johnson                                                           28,708                            1,862,288
Lincare Holdings Inc.                                                       49,213                            1,383,377 (a)
Medtronic, Inc.                                                             47,162                            2,281,226
UnitedHealth Group, Inc.                                                    57,005                            1,958,692
Zimmer Holdings, Inc.                                                       19,275                            1,500,752 (a)
                                                                                                             10,742,599

INDUSTRIALS - 3.7%
Dover Corp.                                                                 73,819                            3,084,158

INFORMATION TECHNOLOGY - 35.4%
Analog Devices, Inc.                                                        48,188                            1,422,510
Cisco Systems, Inc.                                                        129,184                            3,112,043 (a,h)
Corning Incorporated                                                        82,022                            1,971,809
eBay, Inc.                                                                  70,744                            2,111,001 (a)
Intuit Inc.                                                                106,629                            2,880,049 (a,h)
Iron Mountain Incorporated                                                  35,885                              948,799 (a)
Microsoft Corp.                                                            100,477                            2,851,537
Molex, Inc. (Class A)                                                       83,457                            1,824,370 (h)
Paychex, Inc.                                                               79,971                            2,739,806
QUALCOMM, Inc.                                                              80,996                            3,320,836
Research In Motion Ltd.                                                     13,534                            1,518,921 (a)
Western Union Co.                                                          146,614                            3,118,480
Yahoo! Inc.                                                                 56,389                            1,631,334 (a)
                                                                                                             29,451,495

MATERIALS - 4.1%
Allegheny Technologies Incorporated                                         12,303                              877,942
Monsanto Co.                                                                22,556                            2,514,994
                                                                                                              3,392,936

TELECOMMUNICATION SERVICES - 2.1%
American Tower Corp. (Class A)                                              44,087                            1,728,651 (a)

TOTAL COMMAN STOCK                                                                                           81,506,577
(COST $77,684,525)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                               5,636 (l)
(COST $7,225)

TOTAL INVESTMENTS IN SECURITIES                                                                              81,512,213
(COST $77,691,750)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.9%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.08%                                                                                                         1,610,554 (d,o)
(COST $1,610,554)

TOTAL INVESTMENTS                                                                                            83,122,767
(COST $79,302,304)

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                                        155,152

                                                                                                            -----------
NET ASSETS  - 100.0%                                                                                        $83,277,919
                                                                                                            ===========


* LESS THAN 0.1%

GEI VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                   NUMBER OF SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.4%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.0%
Bed Bath & Beyond, Inc.                                                   3,548                        $     104,666 (a)
Cablevision Systems Corp.                                                 8,513                              182,434 (a)
Comcast Corp. (Class A)                                                  14,188                              269,146
Darden Restaurants, Inc.                                                  1,561                               50,810
News Corp. (Class A)                                                     15,607                              292,631
Omnicom Group, Inc.                                                      16,529                              730,251
The Walt Disney Co.                                                       5,037                              158,061
Time Warner, Inc.                                                        41,501                              581,844 (h)
Viacom Inc. (Class B)                                                     5,250                              208,005 (a)
                                                                                                           2,577,848

CONSUMER STAPLES - 15.0%
Clorox Co.                                                                6,029                              341,482
Diageo PLC ADR                                                            1,878                              152,719
General Mills, Inc.                                                       9,647                              577,662
Kimberly-Clark Corp.                                                      9,932                              641,111
McCormick & Company, Inc.                                                 8,513                              314,726
Nestle S.A. ADR                                                           2,524                              315,500
PepsiCo, Inc.                                                            10,428                              752,902
Procter & Gamble Co.                                                     10,996                              770,490
Sara Lee Corp.                                                           11,350                              158,673
The Coca-Cola Co.                                                         1,844                              112,244
The Estee Lauder Companies Inc. (Class A)                                 5,888                              269,965
Wal-Mart Stores, Inc.                                                     7,801                              410,957
                                                                                                           4,818,431

ENERGY - 10.1%
Apache Corp.                                                              2,128                              257,105
Devon Energy Corp.                                                        1,845                              192,489
Exxon Mobil Corp.                                                        12,911                            1,092,012 (h)
Halliburton Co.                                                          10,570                              415,718
Hess Corp.                                                                5,392                              475,466
Marathon Oil Corp.                                                        3,193                              145,601
Nabors Industries Ltd.                                                    4,256                              143,725 (a)
National Oilwell Varco, Inc.                                              1,064                               62,116 (a)
Suncor Energy, Inc.                                                       1,064                              102,516
Transocean, Inc.                                                          2,751                              371,935
                                                                                                           3,258,683

FINANCIALS - 12.6%
ACE Ltd.                                                                  4,682                              257,791
Allstate Corp.                                                            5,947                              285,813
American Express Co.                                                      6,030                              263,632
American International Group, Inc.                                        4,610                              199,382
AON Corp.                                                                 7,733                              310,867
Bank of America Corp.                                                     5,676                              215,177
Bank of New York Mellon Corp.                                            10,641                              444,049
BlackRock, Inc.                                                             709                              144,764
Chubb Corp.                                                               7,307                              361,550
Citigroup, Inc.                                                           7,590                              162,578
Federal Home Loan Mortgage Corp.                                          9,222                              233,501
JP Morgan Chase & Co.                                                     7,521                              323,027
Marsh & McLennan Companies, Inc.                                          4,966                              120,922
Metlife, Inc.                                                             8,087                              487,323
US Bancorp.                                                               8,016                              259,398
                                                                                                           4,069,774

HEALTHCARE - 11.4%
Abbott Laboratories                                                       3,698                              203,945
Aetna, Inc.                                                               4,966                              209,019
Amgen, Inc.                                                              13,206                              551,747 (a)
Baxter International, Inc.                                                4,256                              246,082
Boston Scientific Corp.                                                  20,573                              264,774 (a)
Bristol-Myers Squibb Co.                                                 12,060                              256,878
Covidien Ltd.                                                             2,620                              115,935
DaVita, Inc.                                                              5,106                              243,862 (a)
GlaxoSmithKline PLC ADR                                                   1,459                               61,905
Johnson & Johnson                                                         3,405                              220,882
McKesson Corp.                                                            5,675                              297,200
Merck & Company, Inc.                                                     3,751                              142,351
Thermo Fisher Scientific, Inc.                                            2,172                              123,457 (a)
UnitedHealth Group, Inc.                                                  5,250                              180,390
Wyeth                                                                    12,982                              542,128
                                                                                                           3,660,555

INDUSTRIALS - 6.7%
ABB Ltd. ADR                                                              9,391                              252,806
Cooper Industries Ltd.                                                    7,094                              284,824
Deere & Co.                                                               2,624                              211,074
Eaton Corp.                                                               2,909                              231,760
General Dynamics Corp.                                                    6,172                              514,560
ITT Corp.                                                                 4,682                              242,574
Koninklijke Philips Electronics N.V.                                      2,756                              105,665
Rockwell Collins, Inc.                                                      939                               53,664
Siemens AG ADR                                                              728                               79,308
3M Co.                                                                    2,340                              185,211
                                                                                                           2,161,446

INFORMATION TECHNOLOGY - 21.5%
Affiliated Computer Services, Inc. (Class A)                              4,185                              209,710 (a)
Analog Devices, Inc.                                                      9,684                              285,872 (h)
Apple Computer, Inc.                                                        946                              135,751 (a)
Cisco Systems, Inc.                                                      26,249                              632,338 (a,h)
Corning Incorporated                                                      7,448                              179,050
Dell, Inc.                                                                2,641                               52,609 (a)
Fidelity National Information Services, Inc.                              4,256                              162,324
Hewlett-Packard Co.                                                      10,003                              456,737
Intel Corp.                                                              26,959                              570,992
International Business Machines Corp.                                     6,981                              803,792
Intuit Inc.                                                               2,412                               65,148 (a)
Lam Research Corp.                                                        3,618                              138,280 (a)
Maxim Integrated Products, Inc.                                          10,917                              222,598
Microchip Technology Inc.                                                 3,546                              116,061
Microsoft Corp.                                                          34,922                              991,086 (h)
National Semiconductor Corp.                                             10,799                              197,838
Oracle Corp.                                                             41,146                              804,816 (a,h)
Taiwan Semiconductor Manufacturing Company                               22,701                              233,139
Ltd. ADR
Texas Instruments Incorporated                                           12,416                              351,000
Western Union Co.                                                        14,186                              301,736
                                                                                                           6,910,877

MATERIALS - 3.8%
Alcoa, Inc.                                                               6,314                              227,683
Allegheny Technologies Incorporated                                       2,128                              151,854
Barrick Gold Corp.                                                        9,648                              419,206
Freeport-McMoRan Copper & Gold, Inc.                                      2,270                              218,419
Praxair, Inc.                                                               509                               42,873
Vulcan Materials Co.                                                      2,270                              150,728
                                                                                                           1,210,763

TELECOMMUNICATION SERVICES - 2.2%
AT&T, Inc.                                                                4,469                              171,163
Verizon Communications, Inc.                                             11,209                              408,568
Vodafone Group, PLC ADR                                                   4,256                              125,594
                                                                                                             705,325

UTILITIES - 4.1%
American Electric Power Company, Inc.                                     3,760                              156,529
Constellation Energy Group, Inc.                                          1,561                              137,790
Dominion Resources, Inc.                                                 13,975                              570,739
Edison International                                                      4,966                              243,433
Entergy Corp.                                                             1,986                              216,633
                                                                                                           1,325,124

TOTAL COMMON STOCK                                                                                        30,698,826
(COST $29,599,129)

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.2%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                         7,728                              192,195 (n)
Industrial Select Sector SPDR Fund                                       22,148                              828,335 (h,n)

TOTAL EXCHANGE TRADED FUNDS                                                                                1,020,530
(COST $881,182)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                           16,495 (l)
(COST $21,147)

TOTAL INVESTMENTS IN SECURITIES                                                                           31,735,851
(COST $30,501,458)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.1%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.08%                                                                                                        360,570 (d,o)
(COST $360,570)

TOTAL INVESTMENTS                                                                                         32,096,421
(COST $30,862,028)

OTHER ASSETS AND LIABILITIES,  NET - 0.3%                                                                     86,248

                                                                                                         -----------
NET ASSETS  - 100.0%                                                                                     $32,182,669
                                                                                                         ===========


* LESS THAN 0.1%


GEI MID-CAP EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                     NUMBER OF
                                                                       SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.1%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.9%
Bed Bath & Beyond, Inc.                                                 76,293                     $   2,250,644 (a,h)
Coach, Inc.                                                             54,150                         1,632,623 (a)
DISH Network Corp. (Class A)                                             9,473                           272,159 (a)
Liberty Global, Inc. (Series C)                                         81,289                         2,640,267 (a)
Life Time Fitness, Inc.                                                 56,057                         1,749,539 (a)
O'Reilly Automotive, Inc.                                               89,169                         2,543,100 (a)
Penn National Gaming, Inc.                                              18,761                           820,419 (a)
Regal Entertainment Group, (Class A)                                    92,877                         1,791,597
Starwood Hotels & Resorts Worldwide, Inc.                               23,441                         1,213,072
The Cheesecake Factory                                                  65,684                         1,431,254 (a)
                                                                                                      16,344,674

CONSUMER STAPLES - 6.4%
Alberto-Culver Co.                                                     120,050                         3,290,571
General Mills, Inc.                                                     46,575                         2,788,911
McCormick & Company, Inc.                                              104,202                         3,852,348
The Estee Lauder Companies Inc. (Class A)                               15,788                           723,880
                                                                                                      10,655,710

ENERGY - 10.6%
Dresser-Rand Group, Inc.                                                71,884                         2,210,433 (a)
EOG Resources, Inc.                                                      6,007                           720,840
Hess Corp.                                                              34,751                         3,064,343
Peabody Energy Corp.                                                    39,544                         2,016,744
Southwestern Energy Co.                                                 96,308                         3,244,617 (a)
Sunoco, Inc.                                                            13,420                           704,147
Tesco Corp.                                                             75,695                         1,812,895 (a)
Weatherford International Ltd.                                          52,302                         3,790,326 (a)
                                                                                                      17,564,345

FINANCIALS - 11.9%
Affiliated Managers Group, Inc.                                         16,079                         1,459,008 (a)
CB Richard Ellis Group, Inc. (Class A)                                 111,042                         2,402,949 (a,h)
CVB Financial Corp.                                                    117,943                         1,227,787
Douglas Emmett, Inc. (REIT)                                             49,324                         1,088,087
DuPont Fabros Technology, Inc. (REIT)                                   81,459                         1,343,259
Fortress Investment Group LLC (Class A)                                116,822                         1,434,574
Greenhill & Company, Inc.                                               26,258                         1,826,506
HCC Insurance Holdings, Inc.                                           138,051                         3,132,377
Legg Mason, Inc.                                                        25,760                         1,442,045
Nymex Holdings, Inc.                                                    17,367                         1,573,971
Prologis (REIT)                                                         19,735                         1,161,602
SL Green Realty Corp. (REIT)                                             8,684                           707,485
Zions Bancorporation                                                    20,682                           942,065
                                                                                                      19,741,715

HEALTHCARE - 16.5%
Alcon, Inc.                                                             12,946                         1,841,569
Amylin Pharmaceuticals, Inc.                                            73,352                         2,142,612 (a)
Arthrocare Corp.                                                        45,769                         1,526,396 (a)
Barr Pharmaceuticals, Inc.                                              43,762                         2,114,142 (a)
DENTSPLY International, Inc.                                            43,457                         1,677,440
Gen-Probe Incorporated                                                  42,091                         2,028,786 (a)
Hologic, Inc.                                                           55,688                         3,096,253 (a)
Lifecell Corp.                                                          61,574                         2,587,955 (a)
Masimo Corp.                                                           113,973                         2,963,298 (a)
Psychiatric Solutions, Inc                                              95,068                         3,224,707 (a)
Thermo Fisher Scientific, Inc.                                          72,614                         4,127,380 (a,h)
                                                                                                      27,330,538

INDUSTRIALS - 9.2%
Cooper Industries Ltd.                                                  24,472                           982,551
Dover Corp.                                                             24,697                         1,031,841
Harsco Corp.                                                            69,453                         3,846,307
Hexcel Corp.                                                           102,403                         1,956,921 (a)
ITT Corp.                                                               36,312                         1,881,325
Joy Global, Inc.                                                        38,495                         2,508,334
Textron, Inc.                                                           53,680                         2,974,946
                                                                                                      15,182,225

INFORMATION TECHNOLOGY - 19.8%
Activision, Inc.                                                       102,212                         2,791,410 (a,h)
Affiliated Computer Services, Inc. (Class A)                            29,208                         1,463,613 (a)
Alibaba.com Ltd.                                                       304,259                           639,570 (a)
Blackboard, Inc.                                                        34,951                         1,164,917 (a)
Citrix Systems, Inc.                                                    59,206                         1,736,512 (a)
Cogent, Inc.                                                           109,582                         1,033,358 (a)
DST Systems, Inc.                                                       26,874                         1,766,697 (a)
Fidelity National Information Services, Inc.                            54,469                         2,077,448
Harris Corp.                                                            18,638                           904,502 (h)
Hittite Microwave Corp.                                                 66,311                         2,481,358 (a)
Juniper Networks, Inc.                                                  99,440                         2,486,000 (a)
Macrovision Corp.                                                      148,308                         2,002,158 (a)
Marvell Technology Group Ltd.                                          112,314                         1,221,976 (a)
Mercadolibre, Inc.                                                      24,767                           984,736 (a)
Mettler Toledo International Inc.                                       18,561                         1,802,644 (a)
Microchip Technology Inc.                                               43,740                         1,431,610
Neustar, Inc. (Class A)                                                132,396                         3,505,846 (a)
Salesforce.com, Inc.                                                    24,780                         1,434,019 (a)
THQ, Inc.                                                               86,836                         1,893,025 (a)
                                                                                                      32,821,399

MATERIALS - 6.2%
Allegheny Technologies Incorporated                                     26,050                         1,858,928
Cabot Corp.                                                             37,938                         1,062,264
Martin Marietta Materials, Inc.                                         16,419                         1,743,205
Monsanto Co.                                                            26,932                         3,002,918 (h)
Praxair, Inc.                                                           31,466                         2,650,381
                                                                                                      10,317,696

TELECOMMUNICATION SERVICES - 2.9%
American Tower Corp. (Class A)                                          45,167                         1,770,998 (a)
NII Holdings Inc. (Class B)                                             48,977                         1,556,489 (a)
Syniverse Holdings, Inc.                                                87,399                         1,456,067 (a)
                                                                                                       4,783,554

UTILITIES - 4.7%
DTE Energy Co.                                                          31,207                         1,213,640
ITC Holdings Corp.                                                      71,841                         3,740,042
PPL Corp.                                                               32,832                         1,507,645
SCANA Corp.                                                             38,070                         1,392,601
                                                                                                       7,853,928

TOTAL COMMON STOCK                                                                                   162,595,784
(COST $149,606,705)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                       42,214 (l)
(COST $54,121)

TOTAL INVESTMENTS IN SECURITIES                                                                      162,637,998
(COST $149,660,826)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.08%                                                                                                  2,072,752 (d,o)
(COST $2,072,752)

TOTAL INVESTMENTS                                                                                    164,710,750
(COST $151,733,578)

OTHER ASSETS AND LIABILITIES, NET - 0.7%                                                               1,199,785

                                                                                                    ------------
NET ASSETS - 100.0%                                                                                 $165,910,535
                                                                                                    ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Mid-Cap Equity had the following Short futures contracts open at March 31, 2008 (unaudited):

                                                                  NUMBER OF        CURRENT           UNREALIZED
DESCRIPTION                                   EXPIRATION DATE    CONTRACTS     NOTIONAL VALUE      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
S&P Midcap 400 Index Futures                     June 2008           3            $(1,172,250)         $(22,834)



* LESS THAN 0.01%

GEI SMALL-CAP EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                  NUMBER OF SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.6%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 13.9%
Aaron Rents, Inc.                                                       71,700                   $    1,544,418
Aeropostale, Inc.                                                       77,000                        2,087,470 (a)
American Eagle Outfitters, Inc.                                         19,000                          332,690
Arbitron, Inc.                                                          53,100                        2,291,796
CBRL Group, Inc.                                                        23,300                          833,441
Interactive Data Corp.                                                  84,700                        2,411,409
Jarden Corp.                                                            41,600                          904,384 (a)
LKQ Corp.                                                               71,500                        1,606,605 (a)
Triarc Companies, Inc. (Class B) (Series 1)                             59,800                          413,218
                                                                                                     12,425,431

CONSUMER STAPLES - 4.5%
Central European Distribution Corp.                                     48,600                        2,828,034 (a)
Smithfield Foods, Inc.                                                  45,300                        1,166,928 (a)
                                                                                                      3,994,962

ENERGY - 6.2%
Dril-Quip Inc.                                                          35,000                        1,626,450 (a)
NATCO Group, Inc. (Class A)                                             18,300                          855,525 (a)
Oil States International, Inc.                                          52,700                        2,361,487 (a)
St. Mary Land & Exploration Co.                                         18,200                          700,700
                                                                                                      5,544,162

FINANCIALS - 18.0%
BioMed Realty Trust, Inc. (REIT)                                        85,300                        2,037,817
Cullen/Frost Bankers, Inc.                                              15,700                          832,728
DCT Industrial Trust, Inc. (REIT)                                       72,300                          720,108
Deerfield Capital Corp. (REIT)                                           6,340                            8,940
Digital Realty Trust, Inc. (REIT)                                        2,800                           99,400
Federal Realty Investment Trust (REIT)                                  12,000                          935,400
GFI Group, Inc.                                                         23,000                        1,317,900 (a)
Global Cash Access Holdings, Inc.                                      108,200                          634,052 (a)
HCC Insurance Holdings, Inc.                                            73,800                        1,674,522
Hilb Rogal & Hobbs Co.                                                  55,600                        1,749,732
Jones Lang LaSalle Inc.                                                  8,100                          626,454
Omega Healthcare Investors, Inc. (REIT)                                128,300                        2,227,288
Raymond James Financial, Inc.                                           73,800                        1,695,924
Sandy Spring Bancorp, Inc.                                              14,400                          396,288
Sterling Bancorp                                                        24,200                          375,826
Westamerica Bancorporation                                              13,900                          731,140
                                                                                                     16,063,519

HEALTHCARE - 13.2%
AMN Healthcare Services, Inc.                                           47,900                          738,618 (a)
Computer Programs and Systems, Inc.                                     31,600                          660,440
Cubist Pharmaceuticals, Inc.                                            27,100                          499,182 (a)
Healthways, Inc.                                                        32,800                        1,159,152 (a)
HMS Holdings Corp.                                                      24,100                          688,055 (a)
inVentiv Health, Inc.                                                   37,800                        1,089,018 (a)
KV Pharmaceutical Co. (Class A)                                         67,500                        1,684,800 (a)
Medical Action Industries Inc.                                          84,700                        1,391,621 (a)
Molina Healthcare, Inc.                                                 48,800                        1,191,696 (a)
Thoratec Corp.                                                          18,800                          268,652 (a)
Varian, Inc.                                                            41,900                        2,426,848 (a)
                                                                                                     11,798,082

INDUSTRIALS - 25.1%
Applied Industrial Technologies, Inc.                                   31,300                          935,557
Baldor Electric Co.                                                     36,900                        1,033,200
Comfort Systems USA, Inc.                                               55,600                          723,356
DRS Technologies, Inc.                                                  48,700                        2,838,236
Genesee & Wyoming Inc. (Class A)                                        57,300                        1,971,120 (a)
Harsco Corp.                                                            45,700                        2,530,866
Healthcare Services Group                                               23,900                          493,296
Herman Miller Inc.                                                      49,600                        1,218,672
Mueller Industries, Inc.                                                52,000                        1,500,200
NCI Building Systems, Inc.                                              14,300                          346,060 (a)
Old Dominion Freight Line, Inc.                                         38,600                        1,228,638 (a)
Oshkosh Corp.                                                           44,200                        1,603,576
Quanta Services, Inc.                                                   63,800                        1,478,246 (a)
Teledyne Technologies Inc.                                              51,600                        2,425,200 (a)
Universal Technical Institute, Inc.                                      3,300                           38,709 (a)
Woodward Governor Co.                                                   77,200                        2,062,784
                                                                                                     22,427,716

INFORMATION TECHNOLOGY - 10.5%
ACI Worldwide, Inc.                                                     21,900                          436,248 (a)
BigBand Networks, Inc.                                                  23,400                          134,082 (a)
Blackbaud, Inc.                                                         66,500                        1,614,620
CommScope, Inc.                                                         34,900                        1,215,567 (a)
Micros Systems, Inc.                                                    52,200                        1,757,052 (a)
Microsemi Corp.                                                         12,500                          285,000 (a)
Parametric Technology Corp.                                             81,400                        1,300,772 (a)
Rudolph Technologies, Inc                                               66,000                          644,820 (a)
Semtech Corp.                                                           69,600                          997,368 (a)
SRA International, Inc. (Class A)                                        8,200                          199,342 (a)
Varian Semiconductor Equipment Associates,                               5,300                          149,195 (a)
Inc.
Zebra Technologies Corp. (Class A)                                      21,200                          706,384 (a)
                                                                                                      9,440,450

MATERIALS - 4.4%
Commercial Metals Co.                                                   72,900                        2,184,813
Packaging Corporation of America                                        64,200                        1,433,586
Pioneer Drilling Co.                                                    19,100                          304,263 (a)
                                                                                                      3,922,662

UTILITIES - 1.8%
IDACORP, Inc.                                                           49,500                        1,589,445

TOTAL COMMON STOCK                                                                                   87,206,429
(COST $85,961,258)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                          21 (l)
(COST $27)

TOTAL INVESTMENTS IN SECURITIES                                                                      87,206,450
(COST $85,961,285)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.08%                                                                                                   310,167 (d,o)
(COST $310,167)

TOTAL INVESTMENTS                                                                                    87,516,617
(COST $86,271,452)

OTHER ASSETS AND LIABILITIES,  NET - 2.1%                                                             1,892,263

                                                                                                    -----------
NET ASSETS  - 100.0%                                                                                $89,408,880
                                                                                                    ===========



* LESS THAN 0.01%

GEI INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                 NUMBER OF SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.7%
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.9%
Brambles Ltd.                                                           27,042                       $     246,359
Paladin Energy Ltd.                                                     73,623                             342,082 (a)
                                                                                                           588,441

BRAZIL - 1.2%
Petroleo Brasileiro S.A. ADR                                             8,875                             751,624

CANADA - 3.0%
Cameco Corp.                                                             4,581                             151,085
Canadian National Railway Co.                                            6,918                             335,567
Potash Corporation of Saskatchewan                                       7,326                           1,138,739
Suncor Energy, Inc.                                                      2,643                             255,555
                                                                                                         1,880,946
CHINA - 0.3%
China COSCO Holdings Company Ltd.                                       87,000                             211,272

DENMARK - 1.3%
Group 4 Securicor PLC                                                   62,219                             278,953
Novozymes (Series B)                                                     5,708                             536,082
                                                                                                           815,035

EGYPT - 0.6%
Orascom Construction Industries                                          5,241                             394,404

FINLAND - 2.1%
Nokia Oyj                                                               42,257                           1,341,845

FRANCE - 13.6%
Accor S.A.                                                                 782                              57,322
Alstom                                                                   3,038                             661,040
AXA S.A.                                                                11,448                             417,037
BNP Paribas                                                             12,187                           1,233,774 (h)
Cie Generale d'Optique Essilor                                           4,315                             282,997
International S.A.
Credit Agricole S.A.                                                    11,879                             368,928
Groupe Danone                                                           15,119                           1,356,914
LVMH Moet Hennessy Louis Vuitton S.A.                                    2,740                             306,088
Renault S.A.                                                             1,922                             213,490
Schneider Electric S.A.                                                  1,210                             157,142
Suez S.A.                                                               10,585                             697,231
Total S.A.                                                              13,991                           1,042,850
Unibail-Rodamco (REIT)                                                   1,534                             396,228
Veolia Environnement                                                    12,265                             858,228
Vinci S.A.                                                               6,807                             493,892
                                                                                                         8,543,161

GERMANY - 8.5%
Allianz AG (Regd.)                                                         564                             112,140
Bayer AG                                                                13,224                           1,063,630
Daimler AG (Regd.)                                                       4,633                             397,527
E.ON AG                                                                  6,019                           1,118,356
Linde AG                                                                 6,431                             911,925
Metro AG                                                                 5,370                             435,492
RWE AG                                                                   1,640                             202,332
Siemens AG (Regd.)                                                       9,992                           1,086,923
                                                                                                         5,328,325

GREECE - 1.1%
Hellenic Telecommunications Organization S.A.                           23,514                             669,919

HONG KONG - 0.7%
Esprit Holdings Ltd.                                                    16,000                             192,115
Sun Hung Kai Properties Ltd.                                            13,930                             215,675
                                                                                                           407,790

INDIA - 0.5%
Larsen & Toubro Ltd.                                                     3,785                             283,403

ITALY - 4.9%
Banca Intesa S.p.A.                                                    103,261                             730,573
Saipem S.p.A.                                                           35,370                           1,437,007
UniCredit S.p.A                                                        133,191                             894,843
                                                                                                         3,062,423

JAPAN - 16.0%
Asahi Glass Company Ltd.                                                34,003                             375,439
Bank of Yokohama Ltd.                                                   49,506                             336,721
East Japan Railway Co.                                                      97                             807,887
Ibiden Company Ltd.                                                     13,799                             543,448
Komatsu Ltd.                                                            14,811                             411,437
Mitsubishi Estate Company Ltd.                                          43,982                           1,069,337
Mitsubishi Heavy Industries Ltd.                                       118,000                             505,028
Mitsubishi UFJ Financial Group, Inc.                                   118,164                           1,020,958
Nidec Corp.                                                              2,497                             153,781
Nintendo Company Ltd.                                                      400                             206,560
Nomura Holdings, Inc.                                                   79,299                           1,187,075
Shiseido Company Ltd.                                                   32,000                             847,139
Sony Financial Holdings, Inc.                                              144                             583,031
Sumitomo Realty & Development Company Ltd.                               8,000                             141,217
Toray Industries Inc.                                                  168,999                           1,098,532
Toyota Motor Corp.                                                      14,304                             714,230
                                                                                                        10,001,820

MEXICO - 1.2%
America Movil S.A. de C.V. ADR (Series L)                               11,633                             740,906

NETHERLANDS - 2.0%
Koninklijke Philips Electronics N.V.                                    32,370                           1,242,802

NORWAY - 3.8%
Acergy S.A.                                                             29,193                             630,478
Orkla ASA                                                               20,510                             260,323
Telenor ASA                                                             79,101                           1,517,656
                                                                                                         2,408,457

RUSSIA - 1.2%
Gazprom OAO ADR                                                         13,427                             684,777
Mobile Telesystems OJSC ADR                                              1,133                              85,938
                                                                                                           770,715

SINGAPORE - 1.4%
CapitaLand Ltd.                                                         71,000                             327,141
Singapore Telecommunications Ltd.                                      183,314                             520,087
                                                                                                           847,228

SOUTH AFRICA - 1.4%
Anglo Platinum Ltd.                                                      1,862                             272,661
MTN Group Limited                                                       39,621                             599,690
                                                                                                           872,351

SOUTH KOREA - 1.4%
Kookmin Bank                                                             2,100                             117,474
Kookmin Bank ADR                                                         4,282                             240,006
Samsung Electronics Company Ltd.                                           100                              62,907
Samsung Electronics Company Ltd. GDR                                     1,396                             435,901 (b)
                                                                                                           856,288

SPAIN - 2.0%
ACS Actividades de Construccion y                                        3,349                             191,411
Servicios S.A.
Banco Santander S.A. (Regd.)                                            53,534                           1,070,521
                                                                                                         1,261,932

SWEDEN - 0.9%
Sandvik AB                                                              34,201                             595,495

SWITZERLAND - 9.5%
ABB Ltd. (Regd.)                                                        34,749                             936,665
Nestle S.A. (Regd.)                                                      3,995                           2,004,468 (h)
Roche Holding AG                                                        10,490                           1,982,287
Swatch Group AG                                                          1,560                             418,765
Swiss Reinsurance                                                        1,101                              96,569
Syngenta AG                                                              1,713                             504,002
                                                                                                         5,942,756

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.                        311,061                             646,092

UNITED KINGDOM - 15.2%
BG Group PLC                                                            47,778                           1,108,168
BHP Billiton PLC                                                        47,657                           1,416,037 (h)
British American Tobacco PLC                                             5,971                             224,412
Diageo PLC                                                              47,319                             955,516
Group 4 Securicor PLC                                                   58,055                             262,788
Lloyds TSB Group, PLC                                                   96,830                             867,947
National Grid PLC                                                       31,555                             433,681
Prudential PLC                                                          48,847                             646,090
Rio Tinto PLC (Regd.)                                                    7,618                             792,316
Royal Bank of Scotland Group PLC                                       144,279                             967,079
Tesco PLC                                                               78,076                             588,117
Vodafone Group Public Limited Co.                                      423,720                           1,270,794
                                                                                                         9,532,945

TOTAL COMMON STOCK                                                                                      59,998,375
(COST $49,001,660)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.5%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                       21,300                             215,619
Cia Vale do Rio Doce ADR                                                46,657                           1,360,052

TOTAL PREFERRED STOCK                                                                                    1,575,671
(COST $789,970)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                         21,056 (l)
(COST $26,995)

TOTAL INVESTMENTS IN SECURITIES                                                                         61,595,102
(COST $49,818,625)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.6%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.08%                                                                                                      342,372 (d,o)
(COST $342,372)

TOTAL INVESTMENTS                                                                                       61,937,474
(COST $50,160,997)

OTHER ASSETS AND LIABILITIES, NET - 1.2%                                                                   757,939

                                                                                                       -----------
NET ASSETS  - 100.0%                                                                                   $62,695,413
                                                                                                       ===========

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI International Equity Fund had the following Short futures contracts open at March 31, 2008 (unaudited):

                                             EXPIRATION         NUMBER OF         CURRENT          UNREALIZED
DESCRIPTION                                     DATE           CONTRACTS       NOTIONAL VALUE     DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                June 2008            4               $(224,943)       $(2,282)
FTSE 100 Index Futures                        June 2008            1                (113,456)           (89)
                                                                                                     ------
                                                                                                     $(2,371)
                                                                                                     =======

The GEI International Equity was invested in the following sectors at March 31, 2008 (unaudited):

                                                  PERCENTAGE (BASED
SECTOR                                             ON MARKET VALUE)
-------------------------------------------------------------------
Financials                                              21.05%
Materials                                               14.93%
Industrials                                             14.06%
Consumer Staples                                        10.35%
Energy                                                  10.09%
Telecommunication Services                               8.73%
Consumer Discretionary                                   5.72%
Information Technology                                   5.48%
Utilities                                                5.34%
Healthcare                                               3.66%
Short-Term                                               0.55%
Other Investments                                        0.04%
                                                       ------
                                                       100.00%
                                                       ======



* LESS THAN 0.01%

GEI TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNADUITED)

                                                                               NUMBER OF SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 38.4%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 4.5%
Bed Bath & Beyond, Inc.                                                             705,461                $    20,811,100 (a,h)
Cablevision Systems Corp.                                                            22,842                        489,504 (a)
Carnival Corp.                                                                      368,007                     14,896,923
Coach, Inc.                                                                          64,939                      1,957,911 (a)
Comcast Corp. (Class A)                                                           1,239,850                     23,519,955
Darden Restaurants, Inc.                                                              4,188                        136,319
DISH Network Corp. (Class A)                                                         11,361                        326,402 (a)
Kohl's Corp.                                                                         95,565                      4,098,783 (a)
Liberty Global, Inc. (Series C)                                                     286,147                      9,294,055 (a)
Liberty Media Entertainment Corp. (Series A)                                        398,661                      9,025,685 (a)
Life Time Fitness, Inc.                                                              67,225                      2,098,092 (a)
Lowe's Companies, Inc.                                                              412,025                      9,451,854
News Corp. (Class A)                                                                 41,878                        785,213
Omnicom Group, Inc.                                                                 226,698                     10,015,517
O'Reilly Automotive, Inc.                                                           106,936                      3,049,815 (a)
Penn National Gaming, Inc.                                                           22,499                        983,881 (a)
Regal Entertainment Group, (Class A)                                                111,384                      2,148,597
Starwood Hotels & Resorts Worldwide, Inc.                                            28,112                      1,454,796
The Cheesecake Factory                                                              176,724                      3,850,816 (a)
The Walt Disney Co.                                                                  13,515                        424,101
Time Warner, Inc.                                                                   111,357                      1,561,225
Viacom Inc. (Class B)                                                                14,086                        558,087 (a)
                                                                                                               120,938,631

CONSUMER STAPLES - 3.1%
Alberto-Culver Co.                                                                  348,502                      9,552,440
Clorox Co.                                                                           16,180                        916,435
Colgate-Palmolive Co.                                                               282,395                     22,001,394 (h)
General Mills, Inc.                                                                  81,745                      4,894,890
Kimberly-Clark Corp.                                                                 64,777                      4,181,355
McCormick & Company, Inc.                                                           147,808                      5,464,462
PepsiCo, Inc.                                                                       359,520                     25,957,344
Procter & Gamble Co.                                                                 53,531                      3,750,917
Sara Lee Corp.                                                                       30,457                        425,789
The Coca-Cola Co.                                                                     4,949                        301,246
The Estee Lauder Companies Inc. (Class A)                                            99,570                      4,565,284
Wal-Mart Stores, Inc.                                                                20,369                      1,073,039
                                                                                                                83,084,595

ENERGY - 3.9%
Apache Corp.                                                                         42,760                      5,166,263
Devon Energy Corp.                                                                    4,949                        516,329
Dresser-Rand Group, Inc.                                                             86,207                      2,650,865 (a)
EOG Resources, Inc.                                                                   7,200                        864,000
Exxon Mobil Corp.                                                                   145,794                     12,331,257 (h)
Halliburton Co.                                                                      28,363                      1,115,517
Hess Corp.                                                                           56,142                      4,950,602
Marathon Oil Corp.                                                                  156,766                      7,148,530
Nabors Industries Ltd.                                                               11,421                        385,687 (a)
National Oilwell Varco, Inc.                                                          2,855                        166,675 (a)
Peabody Energy Corp.                                                                 47,424                      2,418,624
Schlumberger Ltd.                                                                   338,749                     29,471,163
Southwestern Energy Co.                                                             115,498                      3,891,128 (a)
Sunoco, Inc.                                                                         16,094                        844,452
Transocean, Inc.                                                                    213,939                     28,924,552
Weatherford International Ltd.                                                       62,724                      4,545,608 (a)
                                                                                                               105,391,252

FINANCIALS - 4.9%
ACE Ltd.                                                                             12,563                        691,719
Affiliated Managers Group, Inc.                                                      19,283                      1,749,739 (a)
Allstate Corp.                                                                       15,959                        766,990
American Express Co.                                                                 16,181                        707,433
American International Group, Inc.                                                  492,522                     21,301,576 (h)
AON Corp.                                                                            20,749                        834,110
Bank of America Corp.                                                                15,210                        576,611
Bank of New York Mellon Corp.                                                        28,553                      1,191,517
BlackRock, Inc.                                                                       1,904                        388,759
CB Richard Ellis Group, Inc. (Class A)                                              584,059                     12,639,037 (a)
Chubb Corp.                                                                          19,606                        970,105
Citigroup, Inc.                                                                     538,905                     11,543,346
CVB Financial Corp.                                                                 141,444                      1,472,432
Douglas Emmett, Inc. (REIT)                                                          59,153                      1,304,915
DuPont Fabros Technology, Inc. (REIT)                                                97,691                      1,610,925
Federal Home Loan Mortgage Corp.                                                     24,746                        626,569
Federal National Mortgage Assoc.                                                    259,033                      6,817,749
Fortress Investment Group LLC (Class A)                                             140,099                      1,720,416
Goldman Sachs Group, Inc.                                                            40,001                      6,615,765
Greenhill & Company, Inc.                                                            31,490                      2,190,444
HCC Insurance Holdings, Inc.                                                        292,183                      6,629,632
JP Morgan Chase & Co.                                                                20,178                        866,645
Legg Mason, Inc.                                                                     30,892                      1,729,334
Marsh & McLennan Companies, Inc.                                                     13,325                        324,464
Metlife, Inc.                                                                       101,269                      6,102,470
Nymex Holdings, Inc.                                                                 20,828                      1,887,642
Prologis (REIT)                                                                      23,668                      1,393,098
SL Green Realty Corp. (REIT)                                                         10,414                        848,429
State Street Corp.                                                                  350,849                     27,717,071 (e)
SunTrust Banks, Inc.                                                                 96,146                      5,301,490
US Bancorp.                                                                          21,510                        696,064
Zions Bancorporation                                                                 24,804                      1,129,822
                                                                                                               130,346,318

HEALTHCARE - 6.3%
Abbott Laboratories                                                                 321,567                     17,734,420 (h)
Aetna, Inc.                                                                         225,797                      9,503,795
Alcon, Inc.                                                                          15,526                      2,208,574
Amgen, Inc.                                                                         561,399                     23,455,251 (a)
Amylin Pharmaceuticals, Inc.                                                         87,968                      2,569,545 (a)
Arthrocare Corp.                                                                     54,889                      1,830,548 (a)
Barr Pharmaceuticals, Inc.                                                           52,481                      2,535,357 (a)
Baxter International, Inc.                                                           11,421                        660,362
Boston Scientific Corp.                                                              55,203                        710,463 (a)
Bristol-Myers Squibb Co.                                                             32,360                        689,268
Covidien Ltd.                                                                         7,031                        311,122
DaVita, Inc.                                                                         13,701                        654,360 (a)
DENTSPLY International, Inc.                                                         52,116                      2,011,678
Genentech Inc.                                                                      192,222                     15,604,582 (a)
Gen-Probe Incorporated                                                               50,479                      2,433,088 (a)
Gilead Sciences, Inc.                                                               238,677                     12,299,026 (a)
Hologic, Inc.                                                                       140,884                      7,833,150 (a)
Johnson & Johnson                                                                     9,137                        592,717
Lifecell Corp.                                                                       73,843                      3,103,621 (a)
Masimo Corp.                                                                        136,684                      3,553,784 (a)
McKesson Corp.                                                                       15,228                        797,490
Medtronic, Inc.                                                                     341,055                     16,496,830
Merck & Company, Inc.                                                                10,063                        381,891
Psychiatric Solutions, Inc                                                          114,012                      3,867,287 (a)
Resmed, Inc.                                                                        232,929                      9,824,945 (a)
Thermo Fisher Scientific, Inc.                                                       92,910                      5,281,005 (a)
UnitedHealth Group, Inc.                                                            557,966                     19,171,712
Wyeth                                                                                34,835                      1,454,710
                                                                                                               167,570,581

INDUSTRIALS - 2.7%
Cooper Industries Ltd.                                                               48,383                      1,942,577
Deere & Co.                                                                           7,043                        566,539
Dover Corp.                                                                         289,717                     12,104,376 (h)
Eaton Corp.                                                                           7,804                        621,745
General Dynamics Corp.                                                               16,561                      1,380,691
Harsco Corp.                                                                         83,292                      4,612,711
Hexcel Corp.                                                                        372,530                      7,119,049 (a)
ITT Corp.                                                                            56,112                      2,907,163
Joy Global, Inc.                                                                     46,166                      3,008,177
Monster Worldwide, Inc.                                                             187,526                      4,540,004 (a)
Rockwell Collins, Inc.                                                                2,520                        144,018
Textron, Inc.                                                                       488,878                     27,093,619
3M Co.                                                                                6,282                        497,220
United Technologies Corp.                                                            87,773                      6,040,538
                                                                                                                72,578,427

INFORMATION TECHNOLOGY - 9.9%
Activision, Inc.                                                                    122,579                      3,347,632 (a)
Affiliated Computer Services, Inc. (Class A)                                         46,259                      2,318,038 (a)
Analog Devices, Inc.                                                                 25,985                        767,077
Apple Computer, Inc.                                                                  2,429                        348,562 (a)
Automatic Data Processing, Inc.                                                     232,076                      9,837,702
Blackboard, Inc.                                                                     41,916                      1,397,060 (a)
Cisco Systems, Inc.                                                               1,348,691                     32,489,966 (a,h)
Citrix Systems, Inc.                                                                 71,003                      2,082,518 (a)
Cogent, Inc.                                                                        131,417                      1,239,262 (a)
Corning Incorporated                                                                285,217                      6,856,616
Dell, Inc.                                                                            7,087                        141,173 (a)
DST Systems, Inc.                                                                    32,228                      2,118,669 (a)
Fidelity National Information Services, Inc.                                         76,744                      2,927,016
Google, Inc. (Class A)                                                               12,968                      5,712,015 (a)
Harris Corp.                                                                         22,351                      1,084,694
Hewlett-Packard Co.                                                                  26,840                      1,225,514
Hittite Microwave Corp.                                                              79,524                      2,975,788 (a)
Intel Corp.                                                                         922,813                     19,545,179 (h)
International Business Machines Corp.                                                18,731                      2,156,687
Intuit Inc.                                                                         544,725                     14,713,023 (a)
Iron Mountain Incorporated                                                          222,300                      5,877,612 (a)
Juniper Networks, Inc.                                                              119,255                      2,981,375 (a)
Lam Research Corp.                                                                    9,708                        371,040 (a)
Macrovision Corp.                                                                   177,860                      2,401,110 (a)
Marvell Technology Group Ltd.                                                       134,849                      1,467,157 (a)
Maxim Integrated Products, Inc.                                                      29,292                        597,264
Mercadolibre, Inc.                                                                   29,337                      1,166,439 (a)
Mettler Toledo International Inc.                                                    22,259                      2,161,794 (a)
Microchip Technology Inc.                                                            61,690                      2,019,114
Microsoft Corp.                                                                     723,625                     20,536,478 (h)
Molex, Inc. (Class A)                                                               404,476                      8,841,845
National Semiconductor Corp.                                                         28,977                        530,859
Neustar, Inc. (Class A)                                                             158,777                      4,204,415 (a)
Oracle Corp.                                                                      1,038,710                     20,317,168 (a,h)
Paychex, Inc.                                                                       473,515                     16,222,624
QUALCOMM, Inc.                                                                      757,482                     31,056,762
Salesforce.com, Inc.                                                                 29,564                      1,710,869 (a)
Texas Instruments Incorporated                                                       33,312                        941,730
THQ, Inc.                                                                           104,138                      2,270,208 (a)
Western Union Co.                                                                   845,338                     17,980,339
Yahoo! Inc.                                                                         295,157                      8,538,892 (a)
                                                                                                               265,479,285

MATERIALS - 1.6%
Alcoa, Inc.                                                                          16,941                        610,892
Allegheny Technologies Incorporated                                                 202,312                     14,436,985
Cabot Corp.                                                                          45,497                      1,273,916
Freeport-McMoRan Copper & Gold, Inc.                                                  6,091                        586,076
Martin Marietta Materials, Inc.                                                      19,691                      2,090,593
Monsanto Co.                                                                        164,624                     18,355,575
Praxair, Inc.                                                                        39,068                      3,290,697
Vulcan Materials Co.                                                                  6,091                        404,442
                                                                                                                41,049,176

TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp. (Class A)                                                       54,168                      2,123,927 (a)
AT&T, Inc.                                                                           11,992                        459,294
NII Holdings Inc. (Class B)                                                         628,988                     19,989,239 (a)
Syniverse Holdings, Inc.                                                            104,814                      1,746,201 (a)
Verizon Communications, Inc.                                                         30,076                      1,096,270
                                                                                                                25,414,931

UTILITIES - 0.5%
American Electric Power Company, Inc.                                                10,089                        420,005
Constellation Energy Group, Inc.                                                      4,188                        369,675
Dominion Resources, Inc.                                                             37,500                      1,531,500
DTE Energy Co.                                                                       37,425                      1,455,458
Edison International                                                                 13,325                        653,192
Entergy Corp.                                                                         5,330                        581,396
ITC Holdings Corp.                                                                   86,157                      4,485,333
PPL Corp.                                                                            39,374                      1,808,054
SCANA Corp.                                                                          45,656                      1,670,096
                                                                                                                12,974,709

TOTAL DOMESTIC EQUITY                                                                                        1,024,827,905
(COST $1,074,625,238)

--------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 28.6%
--------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 27.8%

CONSUMER DISCRETIONARY - 1.5%
Accor S.A.                                                                            8,086                        592,714
AGTech Holdings Ltd.                                                              2,421,779                        199,148 (a)
China Travel International Inv.                                                   1,893,319                        763,862
Daimler AG (Regd.)                                                                   47,888                      4,108,952
Esprit Holdings Ltd.                                                                164,000                      1,969,176
Gafisa S.A.                                                                          38,575                        640,012 (a)
Koninklijke Philips Electronics N.V.                                                334,623                     12,847,397
LVMH Moet Hennessy Louis Vuitton S.A.                                                28,355                      3,167,559
Prajay Engineers Syndicate Ltd.                                                      75,862                        529,446
Renault S.A.                                                                         19,861                      2,206,099
Swatch Group AG                                                                      16,126                      4,328,854
Toyota Motor Corp.                                                                  147,888                      7,384,371
Urbi Desarrollos Urbanos S.A. de C.V.                                               190,237                        624,219 (a)
                                                                                                                39,361,809

CONSUMER STAPLES - 2.7%
British American Tobacco PLC                                                         61,712                      2,319,359
China Mengniu Dairy Company Ltd.                                                    308,000                        894,377
Diageo PLC                                                                          489,063                      9,875,635
Diageo PLC ADR                                                                        5,040                        409,853
Groupe Danone                                                                       156,259                     14,024,075
IOI Corp.                                                                           427,550                        949,071
ITC Ltd.                                                                            200,977                      1,022,919
Metro AG                                                                             55,500                      4,500,898
Nestle S.A. (Regd.)                                                                  41,288                     20,716,010
Nestle S.A. ADR                                                                       6,772                        846,500
Shinsegae Company Ltd.                                                                  640                        403,251
Shiseido Company Ltd.                                                               330,000                      8,736,123
Tesco PLC                                                                           806,938                      6,078,357
Uni-President Enterprises Corp.                                                     633,000                        938,681
                                                                                                                71,715,109

ENERGY - 3.3%
Acergy S.A.                                                                         301,710                      6,515,998
BG Group PLC                                                                        493,798                     11,453,205
CAT Oil AG                                                                           30,890                        524,220 (a)
China Shenhua Energy Company Ltd.                                                    87,500                        349,085
Gazprom OAO ADR                                                                     237,560                     12,115,560
LUKOIL ADR                                                                           16,248                      1,394,078
Paladin Energy Ltd.                                                                 760,916                      3,535,526 (a)
Petroleo Brasileiro S.A. ADR                                                        143,586                     12,160,299
Saipem S.p.A.                                                                       365,556                     14,851,759
Suncor Energy, Inc.                                                                  95,480                      9,199,498
Suncor Energy, Inc.                                                                  27,313                      2,640,927
Tesco Corp.                                                                          90,851                      2,175,881 (a)
Total S.A.                                                                          144,670                     10,783,301
                                                                                                                87,699,337

FINANCIALS - 5.6%
Allianz AG (Regd.)                                                                    5,832                      1,159,573
AXA S.A.                                                                            118,315                      4,310,074
Banca Intesa S.p.A.                                                               1,067,232                      7,550,683
Banco do Brasil S.A.                                                                 46,992                        621,095
Banco Santander S.A. (Regd.)                                                        553,294                     11,064,232
Bank of Yokohama Ltd.                                                               512,012                      3,482,515
BNP Paribas                                                                         125,785                     12,734,083
CapitaLand Ltd.                                                                     734,000                      3,381,998
China Vanke Company Ltd.                                                            152,850                        339,761
Chinatrust Financial Holding Company Ltd.                                         2,007,000                      1,938,987 (a)
Credit Agricole S.A.                                                                122,751                      3,812,300
Dubai Islamic Bank                                                                  505,827                      1,287,775
Egyptian Financial Group-Hermes Holding                                             128,509                      1,321,355
Emaar Properties                                                                    290,601                        866,438
Hung Poo Real Estate Development Corp.                                              608,860                      1,092,278
Kookmin Bank                                                                         82,941                      4,639,705
Lloyds TSB Group, PLC                                                             1,000,217                      8,965,564
Megaworld Corp.                                                                   5,116,677                        301,341
Metropolitan Bank & Trust                                                           340,100                        325,688
Mitsubishi Estate Company Ltd.                                                      452,982                     11,013,377
Mitsubishi UFJ Financial Group, Inc.                                              1,219,403                     10,535,858
Nomura Holdings, Inc.                                                               818,295                     12,249,556
Plaza Centers N.V.                                                                  106,632                        450,883 (a)
Prudential PLC                                                                      504,856                      6,677,631
PT Bank Niaga                                                                     8,062,053                        656,876
Royal Bank of Scotland Group PLC                                                  1,487,818                      9,972,605
Samsung Fire & Marine Insurance Company Ltd.                                          3,760                        776,412 (a)
Shenzhen Investment Ltd.                                                            883,957                        373,670
Siam Commercial Bank PCL                                                            389,700                      1,120,148
Sony Financial Holdings, Inc.                                                         1,488                      6,024,655
Standard Bank Group Ltd.                                                             41,899                        454,746
State Bank of India Ltd.                                                              7,444                        298,354
State Bank of India Ltd. GDR                                                          5,284                        467,634
Sumitomo Realty & Development Company Ltd.                                           77,000                      1,359,210
Sun Hung Kai Properties Ltd.                                                        151,476                      2,345,267
Swiss Reinsurance                                                                    11,385                        998,583
Tisco Bank PCL                                                                      510,830                        494,849 (a)
Tisco Bank PCL NVDR                                                                   6,193                          5,753 (a)
Unibail-Rodamco (REIT)                                                               15,852                      4,094,532
UniCredit S.p.A                                                                   1,376,321                      9,246,802
Woori Investment & Securities Company Ltd.                                           34,590                        733,468 (a)
                                                                                                               149,546,314

HEALTHCARE - 0.9%
Cie Generale d'Optique Essilor International S.A.                                    44,593                      2,924,611
GlaxoSmithKline PLC ADR                                                               3,751                        159,155
Ranbaxy Laboratories Ltd.                                                            47,925                        523,209
Roche Holding AG                                                                    108,414                     20,486,908
Teva Pharmaceutical Industries Ltd. ADR                                              25,326                      1,169,808
Yuhan Corp.                                                                           3,599                        675,937
                                                                                                                25,939,628

INDUSTRIALS - 4.3%
ABB Ltd. (Regd.)                                                                    359,143                      9,680,757
ABB Ltd. ADR                                                                         25,198                        678,330
ACS Actividades de Construccion y Servicios S.A.                                     34,615                      1,978,411
Alstom                                                                               31,396                      6,831,468
Asahi Glass Company Ltd.                                                            353,005                      3,897,649
Brambles Ltd.                                                                       279,485                      2,546,177
CAE, Inc.                                                                         1,035,545                     11,737,623
Canadian National Railway Co.                                                        71,506                      3,468,499
China Communications Construction Company Ltd.                                      545,080                      1,208,822
China COSCO Holdings Company Ltd.                                                   899,000                      2,183,146
China High Speed Transmission Equipment Group                                       375,000                        546,394 (a)
Company Ltd.
Doosan Heavy Industries and Construction Company                                     14,180                      1,897,158
Ltd.
East Japan Railway Co.                                                                1,008                      8,395,358
Elbit Systems Ltd.                                                                    8,262                        452,443
Empresas ICA Sociedad Controladora S.A. de C.V.                                     152,503                        907,732 (a)
Enka Insaat ve Sanayi AS                                                             72,590                        891,075
Gamuda Bhd                                                                          709,700                        732,221
Group 4 Securicor PLC                                                               643,059                      2,883,091
Group 4 Securicor PLC                                                               600,018                      2,715,998
Hyundai Development Co.                                                              12,364                        843,951
Hyunjin Materials Company Ltd.                                                       22,560                        764,263
Italian-Thai Development PCL                                                      3,151,765                        790,819 (a)
IVRCL Infrastructures & Projects Ltd.                                                53,140                        527,228
Komatsu Ltd.                                                                        153,075                      4,252,297
Koninklijke Philips Electronics N.V.                                                  7,436                        285,096
Larsen & Toubro Ltd.                                                                 40,782                      3,053,567
Mitsubishi Heavy Industries Ltd.                                                  1,223,000                      5,234,320
Murray & Roberts Holdings Ltd.                                                       74,797                        878,990
Orascom Construction Industries                                                      62,912                      4,734,349
Orkla ASA                                                                           211,982                      2,690,577
Pacific Basin Shipping Ltd.                                                         454,618                        747,684
Sandvik AB                                                                          353,121                      6,148,407
Schneider Electric S.A.                                                              12,500                      1,623,371
Siemens AG (Regd.)                                                                  103,270                     11,233,644
Siemens AG ADR                                                                        1,868                        203,500
Suntech Power Holdings Company Ltd. ADR                                              59,317                      2,405,898 (a)
United Tractors Tbk PT                                                              608,000                        828,941
Vinci S.A.                                                                           70,358                      5,104,933
                                                                                                               115,984,187

INFORMATION TECHNOLOGY - 2.1%
Delta Electronics Inc.                                                              289,207                        854,879
HON HAI Precision Industry Company Ltd.                                             136,240                        780,321
Ibiden Company Ltd.                                                                 142,494                      5,611,860
Kingdee International Software Group Company Ltd.                                       333                            257
MediaTek Inc.                                                                        71,245                        938,067
Nidec Corp.                                                                          26,095                      1,607,096
Nintendo Company Ltd.                                                                 4,300                      2,220,525
Nokia Oyj                                                                           436,780                     13,869,679
Research In Motion Ltd.                                                             132,799                     14,904,032 (a)
Richtek Technology Corp.                                                             47,000                        374,397
Samsung Electronics Company Ltd.                                                     12,000                      7,548,846
Sohu.com Inc.                                                                        12,472                        562,861 (a)
Taiwan Semiconductor Manufacturing Company Ltd.                                   3,318,914                      6,893,579
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                  59,471                        610,767
                                                                                                                56,777,166

MATERIALS - 3.5%
Anglo Platinum Ltd.                                                                  27,489                      4,025,338
Barrick Gold Corp.                                                                   25,888                      1,124,834
Bayer AG                                                                            136,679                     10,993,332
BHP Billiton PLC                                                                    492,558                     14,635,427
Cameco Corp.                                                                         47,348                      1,561,577
China Grand Forestry Resources Group Ltd.                                         4,635,153                        506,226 (a)
Eurasian Natural Resources Corp.                                                     40,691                        796,602 (a)
Evraz Group S.A. GDR                                                                  1,515                        130,745 (b)
Impala Platinum Holdings Ltd.                                                        11,967                        460,921
Israel Chemicals Ltd.                                                                85,233                      1,189,808
Linde AG                                                                             66,468                      9,425,254
Makhteshim-Agan Industries Ltd.                                                      82,205                        599,374
MMC Norilsk Nickel ADR                                                               40,525                      1,140,779
Novozymes (Series B)                                                                 58,993                      5,540,485
POSCO                                                                                 2,390                      1,148,725
Potash Corporation of Saskatchewan                                                   75,754                     11,775,996
Rio Tinto PLC (Regd.)                                                                78,733                      8,188,689
Sinofert Holdings Ltd.                                                            1,315,469                      1,237,237
Syngenta AG                                                                          17,732                      5,217,140
Taiwan Fertilizer Company Ltd.                                                      197,000                        859,214
Toray Industries Inc.                                                             1,748,998                     11,368,882
Vedanta Resources PLC                                                                22,299                        928,931
                                                                                                                92,855,516

TELECOMMUNICATION SERVICES - 2.5%
America Movil S.A. de C.V. ADR (Series L)                                           149,735                      9,536,622
Bharti Airtel Ltd.                                                                   59,850                      1,219,078 (a)
China Mobile Ltd.                                                                   126,974                      1,889,229
Hellenic Telecommunications Organization S.A.                                       236,627                      6,741,553
Mobile Telesystems OJSC ADR                                                          19,339                      1,466,863
MTN Group Limited                                                                   502,756                      7,609,548
Orascom Telecom Holding SAE                                                          80,427                      1,090,173
Philippine Long Distance Telephone Co.                                                3,240                        218,353
Singapore Telecommunications Ltd.                                                 1,889,003                      5,359,360
Telekom Malaysia Bhd                                                                264,200                        875,573
Telekomunikasi Indonesia Tbk PT (Series B)                                          696,000                        729,647
Telenor ASA                                                                         815,990                     15,655,832
Turkcell Iletisim Hizmet AS ADR                                                      20,382                        425,780
Vodafone Group Public Limited Co.                                                 4,379,286                     13,134,072
Vodafone Group, PLC ADR                                                              11,421                        337,034
                                                                                                                66,288,717

UTILITIES - 1.4%
CEZ                                                                                  16,349                      1,251,639
E.ON AG                                                                              62,203                     11,557,587
First Philippine Holdings Corp.                                                          24                             24
National Grid PLC                                                                   326,134                      4,482,240
Pan Asia Environmental Protection Group Ltd.                                      1,316,000                        355,088 (a)
PNOC Energy Development Corp.                                                     6,282,385                        887,385
RWE AG                                                                               16,979                      2,094,751
Suez S.A.                                                                           109,397                      7,205,952
Veolia Environnement                                                                126,762                      8,870,010
                                                                                                                36,704,676

TOTAL COMMON STOCK                                                                                             742,872,459
(COST $658,082,859)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.8%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                                   280,500                      2,839,491
Cia Vale do Rio Doce                                                                 99,103                      2,878,720
Cia Vale do Rio Doce ADR                                                            504,133                     14,695,476
NET Servicos de Comunicacao S.A.                                                     43,632                        467,887 (a)
Petroleo Brasileiro S.A.                                                             14,700                        622,049

TOTAL PREFERRED STOCK                                                                                           21,503,623
(COST $11,897,497)

TOTAL FOREIGN EQUITY                                                                                           764,376,082
(COST $669,980,356)

                                                                               PRINCIPAL
                                                                                AMOUNT                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 22.8%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 6.3%
U.S. Treasury Bonds
4.50%                                                02/15/36                 $     265,000                  $     273,228
4.75%                                                02/15/37                    16,837,000                     18,071,152
U.S. Treasury Notes
3.63%                                                10/31/09 - 12/31/12         74,876,000                     78,774,378 (j)
4.25%                                                11/15/17                    30,654,000                     32,689,729 (j)
4.63%                                                11/15/09 - 10/31/11         17,235,000                     18,106,635
4.75%                                                08/15/17                    19,075,000                     21,094,279 (j)
                                                                                                               169,009,401

FEDERAL AGENCIES - 0.3%
Federal Home Loan Mortgage Corp.
4.13%                                                12/21/12                     6,725,000                      6,989,885
4.88%                                                02/09/10                       610,000                        638,785
                                                                                                                 7,628,670

AGENCY MORTGAGE BACKED - 8.7%
Federal Home Loan Mortgage Corp.
4.50%                                                06/01/33 - 02/01/35            265,750                        256,298 (h)
5.00%                                                07/01/35 - 10/01/35          7,846,310                      7,775,693 (h)
5.50%                                                05/01/20 - 05/01/36          5,530,165                      5,577,169 (h)
6.00%                                                04/01/17 - 06/01/37          3,365,380                      3,455,418 (h)
6.50%                                                01/01/27 - 08/01/36            900,654                        936,120 (h)
7.00%                                                10/01/25 - 08/01/36            267,942                        281,649 (h)
7.50%                                                11/01/09 - 09/01/33             37,711                         40,344 (h)
8.00%                                                01/01/30 - 11/01/30             16,165                         17,493 (h)
9.00%                                                10/01/25                           638                            710 (h)
6.00%                                                TBA                          1,885,000                      1,932,713 (c)
Federal National Mortgage Assoc.
4.00%                                                05/01/19 - 06/01/19            235,540                        229,947 (h)
4.50%                                                05/01/18 - 02/01/35          1,720,000                      1,693,299 (h)
5.00%                                                07/01/20 - 08/01/35          4,430,953                      4,393,836 (h)
5.00%                                                07/01/35                     1,039,423                      1,055,566 (h,i)
5.10%                                                08/01/35                       683,829                        698,663 (h,i)
5.26%                                                04/01/37                       581,173                        592,496 (i)
5.44%                                                04/01/37                        41,811                         43,236 (i)
5.50%                                                04/01/14 - 04/01/38         13,367,900                     13,515,443 (h)
5.52%                                                04/01/37                       500,557                        512,700 (i)
5.53%                                                04/01/37                       220,292                        225,864 (i)
5.56%                                                04/01/37                       578,218                        592,821 (i)
5.59%                                                04/01/37                       630,624                        647,709 (i)
5.62%                                                03/01/37 - 06/01/37            936,082                        957,260 (i)
5.66%                                                05/01/37                       368,566                        378,268
5.68%                                                04/01/37                       468,292                        481,065 (i)
5.70%                                                04/01/37                       903,851                        928,120 (i)
5.71%                                                04/01/37                       986,659                      1,013,532 (i)
5.84%                                                06/01/37                     1,186,186                      1,216,426 (i)
6.00%                                                09/01/19 - 03/01/38         17,619,633                     18,061,056 (h)
6.04%                                                10/01/37                       993,875                      1,024,176 (i)
6.50%                                                09/01/17 - 08/01/36          2,199,013                      2,284,423 (h)
7.00%                                                04/01/17 - 06/01/36            375,434                        396,416 (h)
7.50%                                                12/01/09 - 03/01/34             90,723                         96,350 (h)
8.00%                                                12/01/11 - 11/01/33             31,979                         34,213 (h)
8.50%                                                06/01/30                           215                            236 (h)
9.00%                                                06/01/09 - 12/01/22             11,635                         12,433 (h)
5.00%                                                TBA                         22,815,000                     22,700,990 (c)
5.50%                                                TBA                         72,019,000                     72,720,443 (c)
6.00%                                                TBA                         38,432,000                     39,373,265 (c)
6.50%                                                TBA                         14,390,000                     14,902,644 (c)
Government National Mortgage Assoc.
4.50%                                                08/15/33 - 09/15/34            428,094                        417,465 (h)
6.00%                                                04/15/27 - 09/15/36            618,184                        639,487 (h)
6.50%                                                04/15/24 - 09/15/36            593,310                        617,256 (h)
7.00%                                                03/15/12 - 10/15/36            555,785                        583,813 (h)
8.00%                                                03/15/30                         3,338                          3,648 (h)
9.00%                                                11/15/16 - 12/15/21             17,495                         18,851 (h)
5.50%                                                TBA                          9,395,000                      9,570,193 (c)
                                                                                                               232,907,216

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Federal Home Loan Mortgage
4.96%                                                08/01/35                     2,644,201                      2,050,153 (d,f)
Federal Home Loan Mortgage Corp.
3.77%                                                07/01/24                         2,001                            491 (d,g,h)
4.50%                                                04/15/13 - 03/15/19            358,208                         22,585 (d,g,h)
5.00%                                                04/15/14 - 12/01/34          5,224,275                      1,098,066 (d,g,h)
5.50%                                                04/15/17 - 06/15/33            186,248                         23,122 (d,g,h)
5.50%                                                04/15/26                       350,048                        359,804
6.76%                                                12/15/33                        45,000                         41,937 (h,i)
7.50%                                                01/15/16                         7,126                          7,427 (h)
7.50%                                                07/15/27                         5,638                          1,234 (d,g,h)
8.00%                                                02/01/23                         1,934                            484 (d,g,h)
11.64%                                               11/15/37                     1,382,401                      1,079,829 (d,f)
44.12%                                               09/25/43                       377,175                          2,356 (d,g,h)
Federal Home Loan Mortgage STRIPS
4.98%                                                08/01/27                           906                            763 (d,f,h)
Federal National Mortgage Assoc.
3.85%                                                05/25/37 - 06/25/37             31,038                          2,978 (d,g,i)
4.50%                                                05/25/18                       101,112                          6,983 (d,g,h)
4.75%                                                11/25/14                        18,029                            742 (d,g,h)
5.00%                                                02/25/32                        28,255                          1,540 (d,g,h)
5.00%                                                10/25/35                       416,729                        363,929
5.00%                                                09/25/42                       203,093                         26,719 (d,g,h,i)
5.10%                                                08/25/16                        57,910                          3,856 (d,g,h,i)
5.50%                                                03/25/29 - 01/25/33          2,292,393                      2,306,306
8.00%                                                07/25/14                        12,332                         12,452 (h)
36.54%                                               12/25/42                       104,166                          3,255 (d,g,h)
Federal National Mortgage Assoc. (Class 1)
4.50%                                                09/01/35 - 01/01/36          4,617,506                      1,023,625 (d,g)
4.90%                                                07/01/34                     1,756,411                      1,340,487 (d,f)
Federal National Mortgage Assoc. (Class 2)
5.00%                                                09/01/33                     1,476,826                        339,347 (d,g)
5.50%                                                12/01/33                       376,900                         80,495 (d,g)
Federal National Mortgage Assoc. REMIC
4.50%                                                11/25/13                        44,226                          1,018 (d,g,h)
5.00%                                                10/25/22                        97,480                         12,971 (d,g,h)
10.89%                                               03/25/31                        69,286                         74,686 (h,i)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                             03/25/22                             4                             11 (d,g,h)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                             05/25/22                             5                            100 (d,g,h)
Federal National Mortgage Assoc. STRIPS (Class 1)
5.02%                                                10/01/36                     8,325,555                      6,412,773 (d,f)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                08/01/34                     9,292,092                      2,263,495 (d,g)
7.50%                                                11/01/23                        17,949                          5,346 (d,g,h)
8.00%                                                08/01/23 - 07/01/24              8,431                          2,057 (d,g,h)
                                                                                                                18,973,422

ASSET BACKED - 1.9%
American Express Credit Account Master Trust
(Class A)
2.81%                                                12/17/12                     5,000,000                      4,902,368 (h,i)
BA Credit Card Trust
2.82%                                                08/15/12                     9,500,000                      9,364,180 (h,i)
Bear Stearns Asset Backed Securities Trust
(Class A)
2.97%                                                01/25/34                        14,031                         12,600 (h,i)
Capital Auto Receivables Asset Trust
2.88%                                                05/15/11                     8,000,000                      7,933,752 (h,i)
Capital One Auto Finance Trust
2.82%                                                04/15/12                     3,000,000                      2,771,958 (i,h,p)
Capital One Multi-Asset Execution Trust (Class A)
2.85%                                                03/16/15                       490,000                        469,509 (h,i)
Carmax Auto Owner Trust
4.35%                                                03/15/10                       127,708                        128,167 (h)
Citibank Credit Card Issuance Trust
4.45%                                                04/07/10                        35,000                         35,007 (h,p)
Ford Credit Auto Owner Trust (Class A)
2.86%                                                02/15/12                     7,125,000                      6,922,078 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                10/15/10                       123,460                        123,927 (h)
Indymac Residential Asset Backed Trust
2.77%                                                10/25/35                     1,885,108                      1,871,860 (h,i)
Indymac Residential Asset Backed Trust (Class M)
4.60%                                                04/25/37                       189,000                         24,973 (i,h,p)
JP Morgan Mortgage Acquisition Corp.
2.75%                                                03/01/37                     1,500,000                      1,230,000 (i,p)
Long Beach Mortgage Loan Trust
2.88%                                                09/25/35                       619,349                        594,407 (h,i)
Mid-State Trust
7.54%                                                07/01/35                         4,785                          4,976 (h,p)
Option One Mortgage Loan Trust
2.73%                                                07/25/37                     4,000,000                      3,320,244 (i,h,p)
Peco Energy Transition Trust
6.52%                                                12/31/10                        50,000                         53,417 (h)
Residential Asset Mortgage Products, Inc.
2.84%                                                03/25/34                         6,664                          6,414 (h,i)
Residential Asset Securities Corp.
2.85%                                                01/25/36                     1,926,932                      1,684,560 (h,i)
3.10%                                                07/25/32                         7,475                          6,800 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                07/25/30                        76,899                         76,789 (h)
SLM Student Loan Trust (Class A)
2.85%                                                06/15/18                       194,134                        191,230 (h,i)
Superior Wholesale Inventory Financing Trust
(Class A)
3.00%                                                06/15/10                     4,000,000                      3,987,388 (h,i)
Swift Master Auto Receivables Trust (Class A)
2.92%                                                06/15/12                     4,250,000                      3,973,750 (i)
Triad Auto Receivables Owner Trust (Class A)
3.00%                                                02/12/14                     2,000,000                      1,864,116 (i)
Wells Fargo Home Equity Trust
3.97%                                                05/25/34                        35,424                         34,099 (h)
                                                                                                                51,588,569

CORPORATE NOTES - 2.5%
Abbey National PLC
7.95%                                                10/26/29                       219,000                        242,076 (h)
American Electric Power Company, Inc. (Series C)
5.38%                                                03/15/10                     2,125,000                      2,174,479 (h)
American Electric Power Company, Inc. (Series D)
5.25%                                                06/01/15                     1,040,000                        981,589 (h)
American International Group, Inc.
5.85%                                                01/16/18                       717,000                        694,448
Appalachian Power Co. (Series G)
3.60%                                                05/15/08                        20,000                         19,988 (h)
Archer-Daniels-Midland Co.
6.45%                                                01/15/38                       725,000                        730,037
Arizona Public Service Co.
6.25%                                                08/01/16                       370,000                        356,443 (h)
AT&T, Inc.
4.13%                                                09/15/09                     1,800,000                      1,807,616 (h)
BAC Capital Trust VI
5.63%                                                03/08/35                       925,000                        772,141 (h)
Bank of America Corp.
8.00%                                                12/29/49                       744,000                        744,893
Bear Stearns Companies Inc.
5.85%                                                07/19/10                       425,000                        410,125 (h)
6.95%                                                08/10/12                     1,555,000                      1,555,767 (h)
BellSouth Corp.
4.20%                                                09/15/09                       735,000                        741,477 (h)
6.55%                                                06/15/34                       510,000                        494,690 (h)
Bristol-Myers Squibb Co.
5.88%                                                11/15/36                       420,000                        403,642 (h)
British Telecommunications PLC
8.63%                                                12/15/10                       170,000                        185,968 (h)
Burlington Northern Santa Fe Corp.
6.75%                                                07/15/11                     1,000,000                      1,059,730 (h)
Capital One Bank
6.50%                                                06/13/13                        25,000                         25,037 (h)
Carolina Power & Light Co.
5.15%                                                04/01/15                       810,000                        824,747 (h)
5.70%                                                04/01/35                       155,000                        147,570 (h)
6.13%                                                09/15/33                       190,000                        191,510 (h)
Chubb Corp.
6.00%                                                05/11/37                       400,000                        359,821 (h)
Citigroup Capital
8.30%                                                12/21/57                       244,000                        240,097
Citigroup, Inc.
5.13%                                                02/14/11                       900,000                        903,796 (h)
6.13%                                                11/21/17                     2,820,000                      2,808,178
COX Communications, Inc.
7.13%                                                10/01/12                       505,000                        533,966 (h)
7.75%                                                11/01/10                       375,000                        400,876 (h)
Credit Suisse
6.00%                                                02/15/18                       856,000                        853,920
CSX Transportation, Inc.
9.75%                                                06/15/20                     1,021,000                      1,227,040 (h)
CVS Caremark Corp.
5.75%                                                06/01/17                     1,068,000                      1,080,639
Daimler Finance North America LLC
4.05%                                                06/04/08                       280,000                        280,103 (h)
Diageo Capital PLC
5.20%                                                01/30/13                       454,000                        468,274
Dominion Resources, Inc.
5.69%                                                05/15/08                       370,000                        370,744 (h,k)
Dominion Resources, Inc. (Series B)
6.30%                                                09/30/66                     1,505,000                      1,354,469 (h)
Dover Corp.
6.50%                                                02/15/11                       375,000                        401,090 (h)
Duke Energy Carolinas LLC
5.38%                                                01/01/09                       160,000                        162,146 (h)
EI Du Pont de Nemours & Co.
4.88%                                                04/30/14                       325,000                        324,867 (h)
El Paso Electric Co.
6.00%                                                05/15/35                       270,000                        240,479 (h)
Goldman Sachs Group, Inc.
5.95%                                                01/18/18                       492,000                        485,422
6.60%                                                01/15/12                     3,195,000                      3,390,282 (h)
6.88%                                                01/15/11                       900,000                        953,826 (h)
GTE Corp.
7.51%                                                04/01/09                       165,000                        170,504 (h)
Hewlett-Packard Co.
5.50%                                                03/01/18                       759,000                        774,546
HSBC Bank USA NA
3.88%                                                09/15/09                     1,175,000                      1,175,027 (h)
4.63%                                                04/01/14                       585,000                        562,545
HSBC Finance Corp.
6.75%                                                05/15/11                       405,000                        429,265 (h)
HSBC Holdings PLC
6.50%                                                05/02/36                       100,000                         95,704 (h)
Hydro Quebec
8.05%                                                07/07/24                       820,000                      1,080,178 (h)
8.50%                                                12/01/29                     1,585,000                      2,263,705 (h)
ING Capital Funding TR III
8.44%                                                12/29/49                       960,000                        944,146 (h)
ING Groep N.V.
5.78%                                                12/29/49                     1,265,000                      1,039,975 (h)
International Business Machines Corp.
4.75%                                                11/29/12                     1,300,000                      1,343,077 (h)
International Steel Group Inc.
6.50%                                                04/15/14                       415,000                        426,803
John Deere Capital Corp.
4.50%                                                04/03/13                       259,000                        260,440
JP Morgan Chase & Co.
7.00%                                                11/15/09                     1,130,000                      1,175,938 (h)
JP Morgan Chase Bank
5.88%                                                06/13/16                       825,000                        854,364
Kansas Gas & Electric
5.65%                                                03/29/21                       245,786                        237,761 (h)
Lehman Brothers Holdings, Inc.
2.65%                                                12/23/08                       133,000                        129,301 (i)
3.98%                                                10/22/08                       292,000                        284,345 (i)
5.00%                                                01/14/11                     1,150,000                      1,107,606 (h)
5.63%                                                01/24/13                       493,000                        476,081
6.20%                                                09/26/14                       375,000                        369,979
Markel Corp.
7.35%                                                08/15/34                       312,000                        321,845 (h,p)
McDonald's Corp.
5.80%                                                10/15/17                       450,000                        468,304
6.30%                                                03/01/38                       759,000                        767,584
Merck & Company, Inc.
5.75%                                                11/15/36                       445,000                        448,718 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                12/29/49                       595,000                        591,561 (p)
Morgan Stanley (Series F)
6.63%                                                04/01/18                       700,000                        706,255
Munich Re America Corp. (Series B)
7.45%                                                12/15/26                       315,000                        345,425 (h)
Nevada Power Company (Series I)
6.50%                                                04/15/12                       515,000                        530,243 (h)
Norfolk Southern Corp.
6.00%                                                04/30/08                        20,000                         20,032 (h)
8.63%                                                05/15/10                       485,000                        530,976 (h)
Norfolk Southern Railway Co.
9.75%                                                06/15/20                        64,000                         85,007 (h)
Northeast Utilities (Series B)
3.30%                                                06/01/08                        30,000                         29,990 (h)
NorthWestern Corp.
5.88%                                                11/01/14                       200,000                        201,560 (h)
Pacific Bell Telephone Co.
7.13%                                                03/15/26                        39,000                         40,114 (h)
Pacific Gas & Electric Co.
5.80%                                                03/01/37                       500,000                        470,311
Pacificorp
6.25%                                                10/15/37                       375,000                        377,727
Pemex Finance Ltd.
9.03%                                                02/15/11                       159,000                        171,357 (h)
Pemex Project Funding Master Trust
7.88%                                                02/01/09                       158,000                        163,638
Petrobras International Finance Co.
5.88%                                                03/01/18                       228,000                        220,109
Prudential Financial, Inc.
5.70%                                                12/14/36                       485,000                        412,856 (h)
6.10%                                                06/15/17                       415,000                        424,555
Public Service Company of Colorado
7.88%                                                10/01/12                       520,000                        592,747 (h)
Puget Sound Energy, Inc.
3.36%                                                06/01/08                        30,000                         29,972 (h)
5.48%                                                06/01/35                       130,000                        108,961 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                06/01/67                       830,000                        736,536 (p)
Royal Bank of Scotland Group PLC
5.00%                                                10/01/14                       375,000                        352,521 (h)
Sovereign Capital Trust VI
7.91%                                                06/13/36                       621,000                        504,936 (h,p)
Sprint Capital Corp.
7.63%                                                01/30/11                     1,000,000                        925,000
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                12/03/14                       380,000                        380,703 (p)
Telecom Italia Capital S.A.
6.20%                                                07/18/11                       989,000                        984,151
Telefonica Emisiones SAU
5.86%                                                02/04/13                       600,000                        605,896
Transocean, Inc.
6.00%                                                03/15/18                       739,000                        756,653
UBS Preferred Funding Trust I
8.62%                                                10/29/49                       495,000                        492,276
Valspar Corp.
5.63%                                                05/01/12                       320,000                        321,775 (p)
Verizon Global Funding Corp.
7.25%                                                12/01/10                       788,000                        845,456
Verizon Pennsylvania, Inc.
8.35%                                                12/15/30                       210,000                        241,890 (h)
8.75%                                                08/15/31                       165,000                        197,896 (h)
Wachovia Corp. (Series K)
7.98%                                                12/31/49                       500,000                        491,250
Wal-Mart Stores, Inc.
5.80%                                                02/15/18                       496,000                        517,470
6.88%                                                08/10/09                     1,000,000                      1,052,216 (h)
Wells Fargo & Co.
5.63%                                                12/11/17                       240,000                        246,161
Wells Fargo Bank NA
5.95%                                                08/26/36                     1,450,000                      1,402,547 (h)
Westar Energy, Inc.
7.13%                                                08/01/09                       420,000                        438,202 (h)
                                                                                                                66,158,680

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Banc of America Alternative Loan Trust
6.50%                                                07/25/35                       205,787                        193,942 (h)
Banc of America Commercial Mortgage Inc.
5.32%                                                09/10/47                     1,300,000                      1,267,944 (h)
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                04/10/17                       400,000                        273,877 (h,p)
Banc of America Funding Corp.
5.74%                                                03/20/36                       193,681                        204,955 (i,h,p)
5.82%                                                02/20/36                       345,394                        333,268 (h,p)
Banc of America Mortgage Securities Inc. (Class B)
5.38%                                                01/25/36                       198,419                        155,660 (h,i)
5.55%                                                02/25/36                       158,535                        130,963 (h,i)
Bear Stearns Asset Backed Securities Trust (Class A)
3.39%                                                07/25/36                     7,091,338                      6,632,889 (h,i)
Bear Stearns Commercial Mortgage Securities
5.41%                                                03/11/39                     1,000,000                        993,414 (h)
5.48%                                                10/12/41                     1,500,000                      1,469,855 (h)
5.53%                                                10/12/41                     1,500,000                      1,421,561 (h)
6.02%                                                02/14/31                        71,904                         72,099 (h)
Bear Stearns Commercial Mortgage Securities
(Class A)
5.46%                                                04/12/38                       700,000                        696,684 (h)
5.66%                                                06/11/40                     2,100,000                      2,058,093 (h)
Citigroup Commercial Mortgage Trust
5.70%                                                12/10/49                     2,100,000                      2,092,227
Countrywide Alternative Loan Trust
5.98%                                                05/25/36                        73,391                         43,725 (h,p)
6.00%                                                03/25/36 - 08/25/36            422,617                         67,958 (h,p)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                05/25/36 - 08/25/36            226,553                         61,552 (h,p)
Credit Suisse Mortgage Capital Certificates
5.47%                                                09/15/39                       682,000                        670,639 (h)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                                02/25/36                       112,269                         72,337 (h,p)
Crusade Global Trust (Class A)
4.20%                                                01/17/34                     2,020,971                      1,909,087 (h,i)
CS First Boston Mortgage Securities Corp.
5.25%                                                08/25/34                       217,279                        209,956 (h)
5.33%                                                10/25/35                       166,894                        111,853 (h,p)
6.13%                                                04/15/37                        50,000                         51,297 (h)
DLJ Commercial Mortgage Corp.
6.24%                                                11/12/31                       150,432                        150,714 (h)
DLJ Commercial Mortgage Corp. (Class A)
7.62%                                                06/10/33                     2,905,869                      2,990,635 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                05/15/35                       353,780                        353,629 (h)
6.47%                                                04/15/34                       397,201                        400,995 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
6.73%                                                12/10/41                     3,246,780                         52,650 (d,h,p)
Greenwich Capital Commercial Funding Corp.
5.12%                                                04/10/37                       500,000                        496,913 (h)
GS Mortgage Securities Corp II (Class A)
5.80%                                                08/10/45                     2,570,000                      2,581,504
Impac CMB Trust
2.86%                                                04/25/35                       318,815                        242,811 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                                01/25/36                        99,733                         64,328 (h,p)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                                01/25/36                       107,711                         92,300 (h,p)
JP Morgan Chase Commercial Mortgage Securities Corp.
6.06%                                                02/15/51                     1,830,000                      1,693,705
6.47%                                                11/15/35                        40,000                         41,415 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                                09/15/27                        78,935                         77,217 (h)
5.42%                                                02/15/40                       359,000                        348,670
5.66%                                                03/15/39                     1,000,000                      1,002,905 (h)
6.23%                                                03/15/26                        53,000                         53,406 (h)
6.71%                                                01/18/12                     4,222,223                         87,389 (d,h,p)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                                07/15/40                       475,000                        277,892 (p)
LB-UBS Commercial Mortgage Trust (Class X)
7.22%                                                09/15/39                    20,981,588                        556,585 (d,h,p)
MASTR Alternative Loans Trust
5.00%                                                08/25/18                        47,188                          7,204 (d,g,h)
6.50%                                                08/25/34 - 05/25/35            516,791                        485,731 (h)
Medallion Trust (Class A)
3.12%                                                08/22/36                     1,270,737                      1,183,858 (h,i)
Merrill Lynch Mortgage Trust (Class A)
5.61%                                                05/12/39                     1,000,000                        996,213 (h)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.42%                                                08/12/48                       850,000                        746,646
5.75%                                                06/12/50                     1,900,000                      1,866,552
Merrill Lynch/Countrywide Commercial Mortgage Trust
(Class A)
5.49%                                                03/12/51                     2,700,000                      2,641,456
MLCC Mortgage Investors, Inc.
5.37%                                                02/25/36                       164,986                        137,763 (h)
Morgan Stanley Capital I
5.28%                                                12/15/43                     1,500,000                      1,458,640 (h)
5.33%                                                12/15/43                     1,500,000                      1,459,072 (h)
5.39%                                                11/12/41                     2,000,000                      1,597,650 (h)
5.44%                                                02/12/44                     1,000,000                        975,566 (b)
5.45%                                                02/12/44                     1,000,000                        969,668
5.69%                                                04/15/49                     1,850,000                      1,821,607
5.71%                                                07/12/44                       300,000                        295,454 (h)
6.53%                                                03/15/31                       231,474                        232,512 (h)
7.11%                                                04/15/33                        64,782                         65,539 (h)
Morgan Stanley Capital I (Class A)
5.36%                                                02/12/44                     1,000,000                        977,451
Morgan Stanley Dean Witter Capital I
7.20%                                                10/15/33                        39,514                         40,460 (h)
MortgageIT Trust (Class A)
2.90%                                                08/25/35                     2,303,330                      1,918,721 (h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                                03/15/30                        64,631                         64,766 (h)
Opteum Mortgage Acceptance Corp.
2.90%                                                02/25/35                       201,493                        177,379 (h,i)
Residential Accredit Loans, Inc.
6.00%                                                01/25/36                       242,333                        165,583 (h,p)
6.04%                                                01/25/36                       108,237                         81,710 (h,p)
Residential Asset Securitization Trust (Class A)
3.00%                                                05/25/35                       794,343                        583,746 (h,i)
Residential Funding Mortgage Securities I
5.75%                                                01/25/36                       130,001                         94,636 (h,p)
5.75%                                                01/25/36                        97,745                         67,033 (h)
Wachovia Bank Commercial Mortgage Trust
5.42%                                                04/15/47                     2,000,000                      1,951,580
5.74%                                                06/15/49                     2,570,000                      2,561,845
Wachovia Bank Commercial Mortgage Trust (Class E)
5.90%                                                02/15/51                     1,485,000                        926,062 (p)
WaMu Mortgage Pass Through Certificates
2.94%                                                01/25/45                       115,694                         89,959 (h,i)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                08/25/35                       471,551                        414,992 (h,i)
5.50%                                                01/25/36 - 03/25/36            570,013                        383,558 (h)
Wells Fargo Mortgage Backed Securities Trust
(Class B)
5.50%                                                03/25/36                       973,427                        695,464 (h)
                                                                                                                60,897,574

SOVEREIGN BONDS - 0.1%
Government of Canada
7.50%                                                09/15/29                       495,000                        655,454
Government of Manitoba Canada
4.90%                                                12/06/16                       330,000                        352,530 (h)
                                                                                                                 1,007,984

TOTAL BONDS AND NOTES                                                                                          608,171,516
(COST $611,401,379)

                                                                              NUMBER OF SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.1%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                   218,531                $     5,434,866 (n)
Industrial Select Sector SPDR Fund                                                  606,003                     22,664,512 (n)

TOTAL EXCHANGE TRADED FUNDS                                                                                     28,099,378
(COST $26,623,867)

                                                                           PRINCIPAL  AMOUNT                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 1.5%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 1.2%
Bear Stearns Asset Backed Securities Trust
2.82%                                                11/25/35                    $4,189,816                $     4,017,305 (h,i)
Countrywide Asset-Backed Certificates
2.71%                                                06/25/35                     1,232,058                      1,081,583 (h,i)
Countrywide Asset-Backed Certificates (Class M)
4.34%                                                06/26/33                       661,106                        603,255 (h,i)
Discover Card Master Trust I
2.83%                                                04/15/10                     3,000,000                      2,943,749 (h,i)
GSAA Trust
2.66%                                                10/25/36                     5,847,078                      5,192,525 (h,i)
GSAMP Trust
2.71%                                                05/25/36                     1,158,347                      1,042,512 (b,h,i)
GSR Mortgage Loan Trust
2.80%                                                11/25/30                     1,785,753                      1,319,650 (h,i)
Indymac Residential Asset Backed Trust
2.72%                                                06/25/36                     5,126,636                      4,948,297 (h,i)
Indymac Seconds Asset Backed Trust (Class A)
2.76%                                                02/25/37                     4,236,156                      3,582,579 (h,i)
Nissan Auto Lease Trust
2.89%                                                02/15/13                     6,310,000                      6,134,506 (i)
                                                                                                                30,865,961

CORPORATE NOTES - 0.2%
Countrywide Financial Corp.
3.24%                                                09/02/08                     4,000,000                      3,875,132 (h,i)
Morgan Stanley
3.21%                                                05/07/09                     1,100,000                      1,081,604 (i)
                                                                                                                 4,956,736

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
JP Morgan Alternative Loan Trust
2.66%                                                08/25/36                       912,681                        907,615 (h,i)
Residential Accredit Loans, Inc.
2.78%                                                07/25/36                     3,232,874                      2,079,304 (h,i)
                                                                                                                 2,986,919

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM                                                                 38,809,616
SECURITIES ON LOAN
(COST $42,794,803)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.4%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Trust                                                                                            10,263,397  (l)
 (COST $13,158,201)

TOTAL INVESTMENTS IN SECURITIES                                                                              2,474,547,894
 (COST $2,438,583,844)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.3%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 15.2%
GE Money Market Fund Institutional Class
2.08%                                                                                                          406,679,953 (d,o)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 3.1%
GE Money Market Fund Institutional Class
2.08%                                                                                                           82,527,167 (d,o)

TOTAL SHORT-TERM INVESTMENTS                                                                                   489,207,120
 (COST $489,207,120)

TOTAL INVESTMENTS                                                                                            2,963,755,014
 (COST $2,927,790,964)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (11.1)%                                                         (295,490,910)

                                                                                                            --------------
NET ASSETS  - 100.0%                                                                                        $2,668,264,104
                                                                                                            ==============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Total Return Fund had the following long futures contracts open at March 31, 2008 (unaudited):

                                                                                             CURRENT           UNREALIZED
                                                                              NUMBER OF      NOTIONAL         APPRECIATION/
DESCRIPTION                                             EXPIRATION DATE       CONTRACTS       VALUE           DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                             June 2008               8       $   449,885        $     285
Euro Schatz Fut                                            June 2008             475        78,656,864         (572,022)
FTSE 100 Index Futures                                     June 2008               2           226,913             368
S & P 500 Index Futures                                    June 2008              21         6,951,000          (79,250)
S & P Midcap 400 Index Futures                             June 2008               1           390,750               -
Topix Index Futures                                        June 2008               1           122,118             (352)
U.S.Treasury Notes 5 Yr. Futures                           June 2008             251        28,672,828           87,205


The GEI Total Return Fund had the following Short futures contracts open at March 31, 2008 (unaudited):


                                                                                             CURRENT           UNREALIZED
                                                                              NUMBER OF      NOTIONAL         APPRECIATION/
DESCRIPTION                                             EXPIRATION DATE       CONTRACTS       VALUE           DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 2 Yr. Futures                           June 2008              13       $(2,790,531)       $   5,650
U.S.Treasury Notes 10 Yr. Futures                          June 2008              46        (5,471,844)             788
                                                                                                              ---------
                                                                                                              $(557,328)
                                                                                                              =========

GEI INCOME FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                       PRINCIPAL  AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 95.3%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 22.6%
U.S. Treasury Bonds
4.50%                                                      02/15/36                    $     135,000       $     139,192
4.75%                                                      02/15/37                        2,158,000           2,316,181 (j)
U.S. Treasury Notes
3.63%                                                      10/31/09 - 12/31/12             6,507,000           6,858,912 (j)
4.25%                                                      11/15/17                        5,856,000           6,244,896 (j)
4.50%                                                      11/15/10 - 05/15/17                95,000             102,932 (j)
4.63%                                                      11/15/09 - 02/15/17             2,880,000           3,040,042 (j)
4.75%                                                      08/15/17                        2,182,000           2,412,987 (j)
                                                                                                              21,115,142

FEDERAL AGENCIES - 3.3%
Federal Home Loan Mortgage Corp.
4.13%                                                      12/21/12                        1,070,000           1,112,145
4.88%                                                      02/09/10                        1,805,000           1,890,174
8.25%                                                      06/01/26                           60,000              80,555 (h,k)
                                                                                                               3,082,874

AGENCY MORTGAGE BACKED - 32.5%
Federal Home Loan Mortgage Corp.
4.50%                                                      06/01/33 - 02/01/35               265,750             256,298
5.00%                                                      07/01/35 - 10/01/35               418,523             414,828
5.50%                                                      05/01/20 - 05/01/36               809,917             817,504
6.00%                                                      04/01/17 - 06/01/37             1,146,446           1,179,859
6.50%                                                      01/01/27 - 08/01/36               519,652             540,542
7.00%                                                      10/01/16 - 08/01/36               178,859             188,674
7.50%                                                      11/01/09 - 09/01/33                22,459              23,753
8.00%                                                      11/01/30                           22,769              24,710
8.50%                                                      04/01/30 - 05/01/30                26,624              29,550
6.00%                                                      TBA                               355,000             363,986 (c)
Federal National Mortgage Assoc.
4.00%                                                      06/01/19                          251,357             245,388
4.50%                                                      05/01/18 - 12/01/34             1,059,426           1,048,437
5.00%                                                      03/01/34 - 08/01/35               551,401             546,528
5.26%                                                      04/01/37                          154,437             157,446 (i)
5.44%                                                      04/01/37                           11,241              11,624 (i)
5.50%                                                      12/01/13 - 04/01/38             2,293,186           2,322,264
5.52%                                                      04/01/37                          133,017             136,244 (i)
5.53%                                                      04/01/37                           59,220              60,718 (i)
5.56%                                                      04/01/37                          153,654             157,535 (i)
5.59%                                                      04/01/37                          167,581             172,121 (i)
5.62%                                                      03/01/37 - 06/01/37               247,062             252,651 (i)
5.66%                                                      05/01/37                           94,496              96,983 (i)
5.68%                                                      04/01/37                          125,889             129,323 (i)
5.70%                                                      04/01/37                          243,449             249,986 (i)
5.71%                                                      04/01/37                          265,987             273,232 (i)
5.84%                                                      06/01/37                          313,702             321,700 (i)
6.00%                                                      06/01/14 - 03/01/38             3,424,344           3,514,114
6.04%                                                      10/01/37                          149,583             154,143 (i)
6.50%                                                      07/01/17 - 02/01/35             1,864,880           1,937,873
7.00%                                                      03/01/15 - 06/01/36               632,465             667,683
7.50%                                                      12/01/09 - 03/01/34               158,847             168,949
8.00%                                                      12/01/12 - 11/01/33               117,752             127,603
8.50%                                                      05/01/31                            6,068               6,685
9.00%                                                      04/01/16 - 12/01/22                17,096              18,515
5.00%                                                      TBA                             5,836,000           5,792,247 (c)
5.50%                                                      TBA                             4,315,000           4,349,440 (c)
6.00%                                                      TBA                               955,000             978,278 (c)
Government National Mortgage Assoc.
4.50%                                                      08/15/33 - 09/15/34               468,586             456,956
5.13%                                                      11/20/22 - 12/20/24                 4,998               4,992 (h,i)
6.00%                                                      04/15/27 - 09/15/36               464,355             481,136
6.38%                                                      02/20/23 - 02/20/26                13,165              13,464 (h,i)
6.50%                                                      04/15/19 - 08/15/36               420,466             438,851
7.00%                                                      03/15/12 - 10/15/36               267,204             283,199
7.50%                                                      11/15/31 - 10/15/33                 9,968              10,719
8.00%                                                      12/15/29                            3,667               4,023
8.50%                                                      10/15/17                           20,222              22,095
9.00%                                                      11/15/16 - 12/15/21                49,420              53,236
5.50%                                                      TBA                               785,000             799,155 (c)
                                                                                                              30,305,240

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8%
Federal Home Loan Mortgage
4.96%                                                      08/01/35                          367,685             285,080 (d,f)
Federal Home Loan Mortgage Corp.
3.77%                                                      07/01/24                            3,279                 805 (d,g,h)
4.50%                                                      04/15/13 - 03/15/19               582,383              46,243 (d,g,h)
4.66%                                                      09/15/36                                                      (d,g,i)
5.00%                                                      04/15/14 - 12/01/34             4,329,582             918,205 (d,g,h)
5.50%                                                      04/15/26                          253,324             260,385
5.50%                                                      04/15/17 - 06/15/33               523,672              87,775 (d,g,h)
6.76%                                                      12/15/33                          150,000             139,790 (h,i)
7.50%                                                      01/15/16                           39,191              40,846
7.50%                                                      07/15/27                           13,143               2,876 (d,g,h)
8.00%                                                      02/01/23                            3,158                 790 (d,g,h)
11.64%                                                     11/15/37                          217,511             169,903 (d,f)
44.12%                                                     09/25/43                        1,553,075               9,699 (d,g,h)
Federal Home Loan Mortgage STRIPS
4.98%                                                      08/01/27                            1,596               1,345 (d,f,h)
Federal National Mortgage Assoc.
3.85%                                                      05/25/37 - 06/25/37                 8,193                 786 (d,g,i)
4.00%                                                      02/25/28                           17,280              17,235
4.40%                                                      10/25/29                          450,190              39,813 (d,g,h,i)
4.50%                                                      05/25/18                          110,304               7,618 (d,g,h)
4.75%                                                      11/25/14                           54,087               2,225 (d,g,h)
4.90%                                                      05/25/18                          742,339              82,469 (d,g,h,i)
5.00%                                                      08/25/17 - 02/25/32               173,054              16,426 (d,g,h)
5.00%                                                      10/25/35                           65,271              57,001
5.00%                                                      09/25/42                        1,068,909             140,628 (d,g,h,i)
5.10%                                                      08/25/16                          250,494              16,678 (d,g,h,i)
5.50%                                                      03/25/29 - 01/25/33               552,242             555,972
8.00%                                                      07/25/14                           57,091              57,646
36.54%                                                     12/25/42                          102,684               3,209 (d,g,h)
Federal National Mortgage Assoc. (Class 1)
5.30%                                                      11/01/34                          352,220             279,517 (d,f,h)
4.50%                                                      01/01/36 - 09/23/58               644,098             142,786 (d,g)
4.90%                                                      07/01/34                          243,195             185,606 (d,f)
Federal National Mortgage Assoc. (Class 2)
5.00%                                                      09/01/33                          210,563              48,383 (d,g)
5.50%                                                      12/01/33                           91,437              19,528 (d,g,h)
Federal National Mortgage Assoc. REMIC
4.50%                                                      11/25/13                           93,329               2,157 (d,g,h)
5.00%                                                      10/25/22                          115,204              15,329 (d,g,h)
7.00%                                                      09/25/20                              878                 918
10.89%                                                     03/25/31                          379,036             408,579 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
3.52%                                                      12/25/22                              415                 372 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                                   03/25/22                                3                   9 (d,g,h)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                                   05/25/22                               10                 200 (d,g,h)
Federal National Mortgage Assoc. STRIPS (Class 1)
5.02%                                                      10/01/36                        1,156,327             890,663 (d,f)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                      08/01/34                        1,932,053             470,636 (d,g)
7.50%                                                      11/01/23                           40,072              11,934 (d,g,h)
8.00%                                                      08/01/23 - 07/01/24                14,129               3,439 (d,g,h)
8.50%                                                      07/25/22                              655                 152 (d,g,h)
9.00%                                                      05/25/22                              428                 111 (d,g,h)
                                                                                                               5,441,767

ASSET BACKED - 4.3%
Capital Auto Receivables Asset Trust (Class A)
4.10%                                                      01/15/10                          215,000             212,850 (b,d,i)
Capital One Master Trust (Class C)
6.70%                                                      06/15/11                          200,000             202,242 (b,h,p)
Carmax Auto Owner Trust
4.35%                                                      03/15/10                          108,635             109,025
Chase Funding Mortgage Loan Asset-Backed Certificates
3.16%                                                      02/25/33                           50,001              49,240 (h,i)
5.75%                                                      05/25/32                           28,916              17,350
Citibank Credit Card Issuance Trust
4.45%                                                      04/07/10                          274,000             274,053 (h,p)
Countrywide Asset-Backed Certificates
3.46%                                                      05/25/33                           15,733              15,240 (h,i)
GSAA Trust
2.66%                                                      10/25/36                        1,169,416           1,038,505 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                      10/15/10                          130,617             131,112
JP Morgan Mortgage Acquisition Corp.
2.75%                                                      03/01/37                        1,000,000             820,000 (i,p)
Mid-State Trust
7.54%                                                      07/01/35                            2,393               2,488 (h,p)
Option One Mortgage Loan Trust
2.73%                                                      07/25/37                        1,000,000             830,061 (i,p)
Peco Energy Transition Trust
6.52%                                                      12/31/10                          192,000             205,121
Residential Asset Securities Corp.
3.10%                                                      07/25/32                            6,796               6,182 (h,i)
Wells Fargo Home Equity Trust
3.97%                                                      05/25/34                           50,095              48,220
                                                                                                               3,961,689

CORPORATE NOTES - 17.3%
Abbey National PLC
7.95%                                                      10/26/29                           65,000              71,849
AES Ironwood LLC
8.86%                                                      11/30/25                          253,111             274,626
Air Jamaica Ltd.
9.38%                                                      07/08/15                          130,000             136,175 (b,h)
American Electric Power Company, Inc. (Series D)
5.25%                                                      06/01/15                           90,000              84,945
American International Group, Inc.
5.85%                                                      01/16/18                          116,000             112,351
American Railcar Industries, Inc.
7.50%                                                      03/01/14                           60,000              52,800
Amgen, Inc.
5.85%                                                      06/01/17                           65,000              65,076
Archer-Daniels-Midland Co.
6.45%                                                      01/15/38                          115,000             115,799
Arizona Public Service Co.
6.25%                                                      08/01/16                          165,000             158,954
BAC Capital Trust VI
5.63%                                                      03/08/35                          180,000             150,254
Banco Santander Chile
5.38%                                                      12/09/14                          188,000             183,324 (b,h)
Bank of America Corp.
8.00%                                                      12/29/49                          116,000             116,139
Bear Stearns Companies Inc.
5.85%                                                      07/19/10                          115,000             110,975
6.95%                                                      08/10/12                          200,000             200,099
BellSouth Corp.
4.20%                                                      09/15/09                          100,000             100,881
6.55%                                                      06/15/34                           85,000              82,448
Bertin LTDA
10.25%                                                     10/05/16                          100,000             101,750 (b,h)
Bristol-Myers Squibb Co.
5.88%                                                      11/15/36                          100,000              96,105
British Telecommunications PLC
8.63%                                                      12/15/10                           65,000              71,106
Capital One Bank
6.50%                                                      06/13/13                           75,000              75,111
Cargill Inc.
5.20%                                                      01/22/13                          167,000             168,469 (b,h)
6.00%                                                      11/27/17                          195,000             196,687 (b)
Carolina Power & Light Co.
5.15%                                                      04/01/15                           80,000              81,456
5.70%                                                      04/01/35                           45,000              42,843
6.13%                                                      09/15/33                          135,000             136,073
Chubb Corp.
6.00%                                                      05/11/37                          140,000             125,937
Citigroup Capital
8.30%                                                      12/21/57                           39,000              38,376
Citigroup, Inc.
5.13%                                                      02/14/11                          100,000             100,422
Clarendon Alumina Production Ltd.
8.50%                                                      11/16/21                          255,000             257,550 (b,h)
COX Communications, Inc.
7.13%                                                      10/01/12                          120,000             126,883
7.75%                                                      11/01/10                          130,000             138,970
Credit Suisse
6.00%                                                      02/15/18                          130,000             129,684
CSX Transportation, Inc.
9.75%                                                      06/15/20                          105,000             126,189
CVS Caremark Corp.
5.75%                                                      06/01/17                          156,000             157,846
Dominion Resources, Inc. (Series B)
6.30%                                                      09/30/66                          395,000             355,492
Dover Corp.
6.50%                                                      02/15/11                           90,000              96,262
DP World Ltd.
6.85%                                                      07/02/37                          100,000              83,156 (b,h)
Duke Energy Carolinas LLC
5.38%                                                      01/01/09                           50,000              50,671
EI Du Pont de Nemours & Co.
4.88%                                                      04/30/14                          110,000             109,955
El Paso Electric Co.
6.00%                                                      05/15/35                           90,000              80,160
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                                     07/19/13                           57,000              61,845 (b,h)
Galaxy Entertainment Finance Company Ltd.
9.88%                                                      12/15/12                          100,000              99,250
Globo Comunicacoe e Participacoes S.A.
7.25%                                                      04/26/22                          100,000              97,500 (b)
Goldman Sachs Group, Inc.
5.95%                                                      01/18/18                           76,000              74,984
6.60%                                                      01/15/12                          200,000             212,224
6.88%                                                      01/15/11                          100,000             105,981
Hewlett-Packard Co.
5.50%                                                      03/01/18                          114,000             116,335
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC
9.75%                                                      11/15/14                          260,000             278,850
HSBC Bank USA NA
4.63%                                                      04/01/14                           50,000              48,081
HSBC Capital Funding LP (Series 1)
9.55%                                                      12/31/49                           65,000              69,862 (b,h,p)
HSBC Finance Corp.
6.75%                                                      05/15/11                           95,000             100,692
HSBC Holdings PLC
6.50%                                                      05/02/36                          100,000              95,704
Hydro Quebec
8.50%                                                      12/01/29                           75,000             107,115
IIRSA Norte Finance Ltd.
8.75%                                                      05/30/24                          156,388             173,982 (b,h)
ING Capital Funding TR III
8.44%                                                      12/29/49                          175,000             172,110
ING Groep N.V.
5.78%                                                      12/29/49                           85,000              69,880
Intergen N.V.
9.00%                                                      06/30/17                          197,000             205,865 (b)
International Steel Group Inc.
6.50%                                                      04/15/14                          145,000             149,124
Interoceanica IV Finance Ltd.
4.14%                                                      11/30/18                          150,000              96,930 (b,d)
4.43%                                                      11/30/25                          150,000              69,150 (b,d)
JBS S.A.
9.38%                                                      02/07/11                           40,000              39,900
John Deere Capital Corp.
4.50%                                                      04/03/13                           37,000              37,206
JP Morgan Chase Bank
5.88%                                                      06/13/16                           25,000              25,890
Kansas Gas & Electric
5.65%                                                      03/29/21                           60,955              58,965
Lehman Brothers Holdings, Inc.
2.65%                                                      12/23/08                           20,000              19,444 (i)
3.98%                                                      10/22/08                           43,000              41,873 (i)
5.63%                                                      01/24/13                           77,000              74,357
Lippo Karawaci Finance BV
8.88%                                                      03/09/11                          150,000             140,792
Lukoil International Finance BV
6.36%                                                      06/07/17                           10,000               9,263 (b)
LyondellBasell Industries AF SCA
8.38%                                                      08/15/15                          300,000             219,000 (b)
Marfrig Overseas Ltd.
9.63%                                                      11/16/16                          140,000             133,700 (b)
Markel Corp.
7.35%                                                      08/15/34                           55,000              56,736 (h,p)
McDonald's Corp.
5.80%                                                      10/15/17                           80,000              83,254
6.30%                                                      03/01/38                          114,000             115,289
Mediacom LLC/Mediacom Capital Corp.
9.50%                                                      01/15/13                          230,000             211,600
Merck & Company, Inc.
5.75%                                                      11/15/36                           70,000              70,585
Midamerican Energy Holdings Co.
6.13%                                                      04/01/36                          115,000             111,152
Mizuho Financial Group Cayman Ltd.
8.38%                                                      12/29/49                           75,000              74,567 (p)
Morgan Stanley (Series F)
6.63%                                                      04/01/18                          100,000             100,894
Munich Re America Corp. (Series B)
7.45%                                                      12/15/26                          105,000             115,142
NAK Naftogaz Ukrainy
8.13%                                                      09/30/09                          100,000              96,890
Nakilat Inc.
6.07%                                                      12/31/33                          215,000             195,373 (b,h,p)
6.27%                                                      12/31/33                          130,000             115,960 (b,h,p)
Nelnet, Inc.
5.13%                                                      06/01/10                          205,000             198,879 (h,p)
NGPL PipeCo LLC
7.12%                                                      12/15/17                           81,000              83,790 (b)
Norfolk Southern Corp.
8.63%                                                      05/15/10                          155,000             169,693
Norfolk Southern Railway Co.
9.75%                                                      06/15/20                          170,000             225,800
Northern States Power
6.25%                                                      06/01/36                           65,000              65,895
NorthWestern Corp.
5.88%                                                      11/01/14                           85,000              85,663
OPTI Canada Inc.
8.25%                                                      12/15/14                          132,000             130,680
Pacific Bell Telephone Co.
7.13%                                                      03/15/26                           60,000              61,714
Pacific Gas & Electric Co.
5.80%                                                      03/01/37                          105,000              98,765
PanAmSat Corp.
9.00%                                                      08/15/14                          240,000             241,800
Pemex Finance Ltd.
9.03%                                                      02/15/11                           39,000              42,031
Pemex Project Funding Master Trust
7.88%                                                      02/01/09                           53,000              54,891
Petrobras International Finance Co.
5.88%                                                      03/01/18                           40,000              38,616
PNC Preferred Funding Trust I
6.52%                                                      12/31/49                          225,000             162,028 (b,p)
Potomac Edison Co.
5.35%                                                      11/15/14                           95,000              95,889
Puget Sound Energy, Inc.
5.48%                                                      06/01/35                          110,000              92,198
Puget Sound Energy, Inc. (Series A)
6.97%                                                      06/01/67                          210,000             186,352 (p)
Rabobank Capital Funding Trust
5.25%                                                      12/29/49                          130,000             107,975 (b,h,p)
Rede Empresas de Energia Eletrica S.A.
11.13%                                                     04/02/49                          150,000             136,125 (b)
Rock-Tenn Co.
8.20%                                                      08/15/11                          285,000             292,125
Royal Bank of Scotland Group PLC
5.00%                                                      10/01/14                          115,000             108,106
RSHB Capital S.A.
6.30%                                                      05/15/17                          100,000              92,625 (b)
Sabine Pass LNG LP
7.25%                                                      11/30/13                          185,000             178,525
7.50%                                                      11/30/16                          265,000             255,725
Security Benefit Life Insurance
8.75%                                                      05/15/16                          120,000             129,509 (b,p)
Sierra Pacific Resources
8.63%                                                      03/15/14                          150,000             157,509
Skandinaviska Enskilda Banken AB
7.50%                                                      03/29/49                          250,000             257,501 (b,h,p)
Southern Copper Corp.
7.50%                                                      07/27/35                           29,000              29,693
Sovereign Capital Trust VI
7.91%                                                      06/13/36                          210,000             170,751 (h,p)
Sprint Capital Corp.
7.63%                                                      01/30/11                          182,000             168,350
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                      12/03/14                          210,000             210,389 (p)
Stewart Enterprises, Inc.
6.25%                                                      02/15/13                          135,000             126,225
Telecom Italia Capital S.A.
6.20%                                                      07/18/11                           81,000              80,603
Telefonica Emisiones SAU
5.86%                                                      02/04/13                          150,000             151,474
Tesco PLC
5.50%                                                      11/15/17                          100,000             102,014 (b)
Titan Petrochemicals Group Ltd.
8.50%                                                      03/18/12                          100,000              72,000 (b)
TNK-BP Finance S.A.
6.63%                                                      03/20/17                          100,000              86,500 (b)
Transocean, Inc.
6.00%                                                      03/15/18                          115,000             117,747
Tronox Worldwide LLC
9.50%                                                      12/01/12                          180,000             153,900
UBS Preferred Funding Trust I
8.62%                                                      10/29/49                          125,000             124,312
Valspar Corp.
5.63%                                                      05/01/12                          110,000             110,610 (p)
Verizon Global Funding Corp.
7.25%                                                      12/01/10                          193,000             207,072
Verizon Pennsylvania, Inc.
8.35%                                                      12/15/30                           70,000              80,630
8.75%                                                      08/15/31                          110,000             131,931
VTB Capital S.A.
3.84%                                                      08/01/08                          115,000             113,706 (b,h,i)
Wachovia Corp. (Series K)
7.98%                                                      12/31/49                           76,000              74,670
Wal-Mart Stores, Inc.
5.80%                                                      02/15/18                           78,000              81,376
Weatherford International, Inc.
5.95%                                                      06/15/12                           70,000              73,398
Wells Fargo & Co.
5.63%                                                      12/11/17                           40,000              41,027
Westar Energy, Inc.
7.13%                                                      08/01/09                          100,000             104,334
Westlake Chemical Corp.
6.63%                                                      01/15/16                          250,000             218,750
                                                                                                              16,099,015

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.2%
Banc of America Alternative Loan Trust
6.50%                                                      07/25/35                           68,595              64,647
Banc of America Commercial Mortgage Inc.
5.32%                                                      09/10/47                          148,000             144,351
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                      04/10/17                          100,000              68,469 (h,p)
Banc of America Funding Corp.
5.74%                                                      03/20/36                           69,526              73,574 (i,p)
5.82%                                                      02/20/36                          174,190             164,829 (h,p)
Banc of America Mortgage Securities Inc. (Class B)
5.38%                                                      01/25/36                           74,407              57,370 (h,i)
Bear Stearns Commercial Mortgage Securities
5.48%                                                      10/12/41                          245,000             240,076
5.53%                                                      10/12/41                          245,000             232,188
6.02%                                                      02/14/31                          287,616             288,396
Bear Stearns Commercial Mortgage Securities (Class A)
5.66%                                                      06/11/40                          600,000             588,026
Bear Stearns Commercial Mortgage Securities (Class D)
5.99%                                                      09/11/42                           20,000              11,905 (b,p)
Countrywide Alternative Loan Trust
5.98%                                                      05/25/36                           24,464              14,575 (h,p)
6.00%                                                      03/25/36 - 08/25/36               131,844              21,043 (h,p)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                      05/25/36 - 08/25/36                64,012              15,479 (h,p)
Credit Suisse Mortgage Capital Certificates
5.47%                                                      09/15/39                          217,000             213,385
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                      02/25/36                           39,050              25,161 (h,p)
Crusade Global Trust (Class A)
2.95%                                                      09/18/34                           86,894              86,778 (h,i)
CS First Boston Mortgage Securities Corp.
1.40%                                                      03/15/35                        2,982,484              74,321 (b,h,p)
5.25%                                                      08/25/34                           60,712              58,666
5.33%                                                      10/25/35                           73,630              49,347 (h,p)
6.13%                                                      04/15/37                          175,000             179,540
6.84%                                                      07/15/37                        2,378,726              46,595 (b,d,h,p)
First Union-Lehman Brothers-Bank of America
6.56%                                                      11/18/35                           23,867              23,804
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                      05/15/35                          255,429             255,320
6.47%                                                      04/15/34                          157,887             159,396
GMAC Commercial Mortgage Securities, Inc. (Class X)
6.73%                                                      12/10/41                        3,713,937              60,226 (d,p,h)
Greenwich Capital Commercial Funding Corp.
5.12%                                                      04/10/37                          301,000             299,141
Indymac INDA Mortgage Loan Trust
5.16%                                                      01/25/36                           99,733              64,328 (h,p)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                                      01/25/36                           99,733              85,463 (h,p)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.11%                                                      01/12/39                        2,252,534              58,711 (b,h,p)
6.20%                                                      02/12/51                           40,000              24,374 (b,p)
6.47%                                                      11/15/35                          190,000             196,720
LB-UBS Commercial Mortgage Trust
4.06%                                                      09/15/27                          361,785             353,910
6.23%                                                      03/15/26                          130,000             130,995
6.71%                                                      01/18/12                        2,978,356              61,644 (d,p,h)
10.43%                                                     10/15/35                          756,968              28,098 (b,d,h,p)
11.38%                                                     03/15/36                        3,169,322              74,769 (b,d,h,p)
11.58%                                                     02/15/40                        2,689,444              48,182 (b,d,h,p)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                      12/15/30                          172,000             176,745
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                      07/14/16                           34,000              35,124 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                                      07/15/40                           70,000              40,953 (p)
LB-UBS Commercial Mortgage Trust (Class X)
7.22%                                                      09/15/39                        6,676,493             177,109 (d,p,h)
MASTR Alternative Loans Trust
5.00%                                                      08/25/18                          151,001              23,051 (d,g,h)
6.50%                                                      08/25/34 - 05/25/35               532,082             502,218
MLCC Mortgage Investors, Inc.
5.37%                                                      02/25/36                           59,995              50,096
Morgan Stanley Capital I
5.28%                                                      12/15/43                          102,000              99,188
5.33%                                                      12/15/43                          102,000              99,217
5.39%                                                      11/12/41                          280,000             223,671
5.44%                                                      02/12/44                          250,000             243,892 (b)
5.69%                                                      04/15/49                          600,000             590,792
5.71%                                                      07/12/44                          100,000              98,485
7.11%                                                      04/15/33                          455,247             460,568
Morgan Stanley Capital I (Class A)
5.36%                                                      02/12/44                          175,000             171,054
Morgan Stanley Dean Witter Capital I
7.20%                                                      10/15/33                          157,266             161,031
Morgan Stanley Dean Witter Capital I (Class A)
6.54%                                                      02/15/31                           11,932              12,213
Nomura Asset Securities Corp. (Class A)
6.59%                                                      03/15/30                           64,631              64,766
Residential Funding Mortgage Securities I
5.75%                                                      01/25/36                           97,745              67,033
5.75%                                                      01/25/36                           97,745              71,155 (h,p)
Wachovia Bank Commercial Mortgage Trust
5.42%                                                      04/15/47                          400,000             390,316
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                      08/25/35                          106,000             105,918 (h,i)
5.50%                                                      01/25/36                          149,992             103,002
                                                                                                               8,611,399

SOVEREIGN BONDS - 0.3%
Government of Bahamas
6.63%                                                      05/15/33                          125,000             146,235 (b,h,p)
Government of Panama
6.70%                                                      01/26/36                          105,000             106,838
                                                                                                                 253,073

TOTAL BONDS AND NOTES                                                                                         88,870,199
 (COST $90,193,083)

------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES
ON LOAN - 14.0%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 11.2%
Bear Stearns Asset Backed Securities Trust
2.82%                                                      11/25/35                        1,675,926           1,606,922
Countrywide Asset-Backed Certificates
2.71%                                                      06/25/35                          410,686             360,528
Fleet Home Equity Loan Trust (Class A)
2.79%                                                      01/20/33                          240,945             201,030
Nissan Auto Lease Trust
2.89%                                                      02/15/13                        1,340,000           1,302,732
RAAC Series (Class A)
2.77%                                                      08/25/36                        4,353,000           3,946,771
Residential Asset Mortgage Products, Inc.
2.80%                                                      04/25/35                        3,363,944           2,983,143
3.26%                                                      12/25/33                            7,721               7,712
Residential Asset Mortgage Products, Inc. (Class A)
3.16%                                                      06/25/32                           30,339              29,845
                                                                                                              10,438,683

CORPORATE NOTES - 0.6%
Morgan Stanley
3.21%                                                      05/07/09                          550,000             540,802

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
JP Morgan Alternative Loan Trust
2.66%                                                      08/25/36                          684,511             680,712
Puma Finance Ltd. (Class A)
4.63%                                                      10/11/34                          122,901             118,646
Residential Accredit Loans, Inc.
2.78%                                                      07/25/36                        1,939,724           1,247,582
                                                                                                               2,046,940

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM                                                               13,026,425
SECURITIES ON LOAN
 (COST $14,719,710)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.5%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Trust                                                                                             478,912 (l)
 (COST $613,990)

TOTAL INVESTMENT IN SECURITIES                                                                               102,375,536
 (COST $105,526,783)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 26.7%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 15.0%
GE Money Market Fund Institutional Class
2.08%                                                                                                     $   14,043,787 (d,o)

                                                                                    PRINCIPAL AMOUNT
----------------------------------------------------------------------------------------------------

FEDERAL AGENCIES - 2.7%
Federal Home Loan Bank Discount Notes
1.50%                                                      04/01/08                    $   2,500,000           2,500,000 (d)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 9.0%
GE Money Market Fund Institutional Class
2.08%                                                                                                          8,406,665 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                                  24,950,452
 (COST $24,950,452)

TOTAL INVESTMENTS                                                                                            127,325,988
 (COST $130,477,235)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (36.5)%                                                        (34,052,297)

                                                                                                          --------------
NET ASSETS  - 100.0%                                                                                      $   93,273,691
                                                                                                          ===============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Income Fund had the following long futures contracts open at March 31,2008 (unaudited):

                                                                                                                    UNREALIZED
                                                                                          CURRENT NOTIONAL        APPRECIATION/
DESCRIPTION                               EXPIRATION DATE        NUMBER OF CONTRACTS            VALUE             DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Schatz Futures                          June 2008                   104                $17,221,713            $(125,125)
U.S. Treasury Notes 5 Yr. Futures            June 2008                    38                  4,340,906               13,221

The GEI Income Fund had the following Short futures contracts open at March
31,2008 (unaudited):

                                                                                                                    UNREALIZED
                                                                                          CURRENT NOTIONAL        APPRECIATION/
DESCRIPTION                               EXPIRATION DATE        NUMBER OF CONTRACTS            VALUE             DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Yr. Futures            June 2008                    37                $(7,942,281)             $16,432
U.S. Treasury Notes 10 Yr. Futures           June 2008                    27                 (3,211,734)                410
                                                                                                                    --------
                                                                                                                    $(95,062)
                                                                                                                    ========

GEI REAL ESTATE SECURITIES

SCHEDULE OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                          NUMBER OF SHARES                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (REIT)  - 95.0%
------------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED - 5.4%
Cousins Properties Inc.                                                        25,080                            $     619,727
Vornado Realty Trust                                                           48,770                                4,204,462
                                                                                                                     4,824,189

FREESTANDING - 5.7%
National Retail Properties, Inc.                                              153,960                                3,394,818
Realty Income Corp.                                                            67,330                                1,724,995
                                                                                                                     5,119,813

HEALTHCARE - 10.0%
HCP, Inc.                                                                      84,730                                2,864,721
Health Care REIT Inc.                                                          31,290                                1,412,118
Healthcare Realty Trust Inc.                                                   38,750                                1,013,312
Nationwide Health Properties Inc.                                              74,390                                2,510,662
Ventas, Inc.                                                                   25,150                                1,129,487
                                                                                                                     8,930,300

HOTEL - 3.9%
DiamondRock Hospitality Co.                                                    14,270                                  180,801
Host Hotels & Resorts Inc.                                                    145,950                                2,323,524
Sunstone Hotel Investors, Inc.                                                 58,940                                  943,629
                                                                                                                     3,447,954

INDUSTRIAL - 8.4%
AMB Property Corp.                                                             52,040                                2,832,017
First Industrial Realty Trust, Inc.                                            19,950                                  616,256
Prologis                                                                       69,200                                4,073,112
                                                                                                                     7,521,385

MULTIFAMILY - 16.5%
AvalonBay Communities, Inc.                                                    19,670                                1,898,548
BRE Properties, Inc.                                                           77,220                                3,518,143
Camden Property Trust                                                          21,880                                1,098,376
Education Realty Trust, Inc.                                                   61,270                                  770,164
Equity Residential                                                             74,320                                3,083,537
Essex Property Trust, Inc.                                                     15,870                                1,808,863
Home Properties Inc.                                                           37,680                                1,808,263
UDR, Inc.                                                                      28,310                                  694,161
                                                                                                                    14,680,055

OFFICE - 12.0%
Alexandria Real Estate Equities, Inc.                                          29,290                                2,715,769
Boston Properties, Inc.                                                        13,670                                1,258,597
Brandywine Realty Trust                                                        75,200                                1,275,392
Highwoods Properties, Inc.                                                     21,680                                  673,598
Kilroy Realty Corp.                                                            49,270                                2,419,650 (h)
Maguire Properties, Inc.                                                       12,770                                  182,739
Parkway Properties, Inc.                                                        9,470                                  350,011
SL Green Realty Corp.                                                          22,790                                1,856,701
                                                                                                                    10,732,457

OFFICE/INDUSTRIAL - 1.8%
Duke Realty Corp.                                                              39,630                                  903,960
Liberty Property Trust                                                         21,550                                  670,420
                                                                                                                     1,574,380

REGIONAL MALLS - 13.2%
General Growth Properties, Inc.                                               118,850                                4,536,505
Macerich Co.                                                                    7,830                                  550,214
Simon Property Group, Inc.                                                     72,490                                6,735,046
                                                                                                                    11,821,765

SELF STORAGE - 4.6%
Public Storage                                                                 46,130                                4,088,041

SHOPPING CENTERS - 12.3%
Acadia Realty Trust                                                            22,090                                  533,473
Federal Realty Investment Trust                                                35,870                                2,796,067
Kimco Realty Corp.                                                            100,400                                3,932,668
Regency Centers Corp.                                                          57,590                                3,729,528
                                                                                                                    10,991,736

SPECIALTY - 1.2%
Digital Realty Trust, Inc.                                                     28,990                                1,029,145

TOTAL COMMON STOCK (REIT)                                                                                           84,761,220
(COST $89,019,574)

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 2.6%
------------------------------------------------------------------------------------------------------------------------------------

HOTEL - 1.2%
Starwood Hotels & Resorts Worldwide, Inc.                                      21,030                                1,088,302

OFFICE - 1.4%
Brookfield Properties Corp.                                                    63,440                                1,225,026

TOTAL COMMON STOCK                                                                                                   2,313,328
(COST $3,008,958)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS  - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                      5,456 (l)
(COST $6,995)

TOTAL INVESTMENTS IN SECURITIES                                                                                     87,080,004
(COST $92,035,527)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.8%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.08%                                                                                                                2,456,038 (d,o)
(COST $2,456,039)

TOTAL INVESTMENTS
(COST $94,491,566)                                                                                                  89,536,042

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.4)%                                                                   (313,928)

                                                                                                                   -----------
NET ASSETS  - 100.0%                                                                                               $89,222,114
                                                                                                                   ===========

NOTES TO SCHEDULES OF INVESTMENTS March 31,2008 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31,2008 , these securities amounted to $435,901; $5,126,612 and $2,148,823 or 0.70%, 5.50% and 0.08% of net assets for the GE Investments International Equity Fund, GE Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31,2008 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31,2008 .

(j)  All or a portion of the security is out on loan.

(k)  Step coupon bond.  Security becomes interest bearing at a future date.

(l) GEAM is the investment advisor of the fund serves as investment advisor of the trust.

(m) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(n) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(o) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(p)  Illiquid securities.

(q)  Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.


*    Less than 0.1%.

+    Percentages are based on net assets as of March 31,2008 .

Abbreviations:

ADR         American Depository Receipt
GDR         Global Depository Receipt
NVDR        Non-Voting Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poors Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be Announced



The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


GE Investments Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$25,074,322   $96,016,082     $6,235,584    $127,325,988
Other Financial
   Instruments  $   (95,134)  $-	      $-	    $    (95,134)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$5,928,445	$-
   Accrued discounts/premiums		$ (293,489)	$-
   Realized gain (loss)			$  (25,419)	$-
   Change in unrealized appreciation/
                         (depreciation)	$  855,346	$-
   Net purchases (sales)		$  161,017	$-
   Net transfers in and out of Level 3  $ (390,316)	$-
Balance at 3/31/08			$6,235,584	$-




GE Investments Mid-Cap Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$162,637,998   $2,072,752     $-	    $164,710,750
Other Financial
   Instruments  $    (22,875)  $-	      $-	    $    (22,875)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/08			$-		$-


GE Investments International Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$61,595,102    $342,372       $-	    $61,937,474
Other Financial
   Instruments  $    (2,454)   $-	      $-	    $    (2,454)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/08			$-		$-


GE Investments Real Estate Securities Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$87,080,004    $2,456,038     $-	    $89,536,042
Other Financial
   Instruments  $-             $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/08			$-		$-


GE Investments Premier Growth Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$81,512,213    $1,610,554     $-	    $83,122,767
Other Financial
   Instruments  $-             $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/08			$-		$-


GE Investments S&P 500 Index Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$380,515,924   $7,474,620     $-	    $387,990,544
Other Financial
   Instruments  $54,366        $-	      $-	    $54,366

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/08			$-		$-


GE Investments Small-Cap Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$87,206,450    $310,167       $-	    $87,516,617
Other Financial
   Instruments  $-	       $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/08			$-		$-


GE Investments Value Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$31,735,851    $360,570       $-	    $32,096,421
Other Financial
   Instruments  $-	       $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/08			$-		$-



GE Investments U.S. Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$63,567,562    $77,094        $-	    $63,644,656
Other Financial
   Instruments  $    (2,627)   $-	      $-	    $    (2,627)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 3/31/08			$-		$-


GE Investments Total Return Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities   $2,007,736,966  $916,707,201    $39,310,847  $2,963,755,014
Other Financial
   Instruments  $     (560,791) $-	       $-	     $     (560,791)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$34,124,210	$-
   Accrued discounts/premiums		$  (208,091)	$-
   Realized gain (loss)			$ 1,202,876	$-
   Change in unrealized appreciation/
                         (depreciation)	$  (381,341)	$-
   Net purchases (sales)		$ 6,524,773	$-
   Net transfers in and out of Level 3  $(1,951,580)	$-
Balance at 3/31/08			$39,310,847	$-




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  May 30, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Investments Funds, Inc.

Date:  May 30, 2008